Schedule of Investments
(unaudited)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 1 Ltd., Series 2020-1A, Class
C1R2, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.84%, 10/15/38
(a) (b)
...... USD 470 $ 471,918
Affirm Asset Securitization Trust
(b)
Series 2025-X1, Class A, 5.08%, 04/15/30 .. 1,487 1,489,506
Series 2025-X2, Class A, 4.45%, 10/15/30 .. 1,785 1,787,026
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 6.11%, 01/25/61
(b) (c)
............... 898 897,526
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a) (b)
. 3,700 3,714,631
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.25%, 10/15/38
(a) (b)
. 3,690 3,700,926
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class BR3, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 5.91%, 04/28/37
(a) (b)
...... 1,500 1,506,833
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
.................. 699 642,699
Ares LX CLO Ltd., Series 2021-60A, Class AR,
(3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.06%, 07/18/34
(a) (b)
........... 5,555 5,559,343
ARI Fleet Lease Trust
(b)
Series 2024-A, Class A2, 5.30%, 11/15/32 .. 1,297 1,305,298
Series 2025-B, Class A2, 4.59%, 03/15/34 .. 10,915 10,992,947
Series 2025-B, Class A3, 4.60%, 03/15/34 .. 386 391,204
Asimi Funding plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 5.08%, 09/16/31 GBP 34 46,080
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 5.68%, 09/16/31 112 151,261
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.95%),
4.68%, 05/16/32 ................. 787 1,063,037
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.52%, 03/21/34 . EUR 86 102,176
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 3.82%, 03/21/34 . 86 102,315
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.32%, 03/21/34 . 86 102,568
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.59%, 12/29/36 . 71 84,580
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.19%, 12/29/36 . 71 85,026
Series 2025-1, Class A1, (1-mo. EURIBOR at
0.00% Floor + 0.73%), 2.62%, 12/28/40 . 1,086 1,278,611
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.89%, 12/28/40 . 765 900,522
Auto ABS Spanish Loans FT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.85%), 2.74%, 09/28/38
(a) (d)
........... 645 760,247
Auto1 Car Funding SARL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.44%, 12/15/33 . 100 118,001
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 5.43%, 12/15/33 . 100 120,928
AutoFlorence 2 SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.15%), 3.05%, 12/24/44 ...... 67 78,493
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.35%), 4.25%, 12/24/44 ...... 36 42,291
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AutoNation Finance Trust, Series 2025-1A, Class
A3, 4.62%, 11/13/29
(b)
................ USD 570 $ 575,222
AutoNoria Spain FT
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.05%), 2.94%, 01/31/39 . EUR 400 469,793
Series 2021-SP, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.55%), 3.44%, 01/31/39 . 152 179,469
Series 2021-SP, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.65%), 4.54%, 01/31/39 . 114 134,398
Series 2021-SP, Class F, (1-mo. EURIBOR at
0.00% Floor + 3.90%), 5.79%, 01/31/39 . 19 22,356
Bain Capital CLO Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.44%, 04/16/37
(a) (b)
........... USD 3,370 3,381,987
Bain Capital Credit CLO Ltd., Series 2021-4A,
Class A1R, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.08%, 10/20/34
(a) (b)
...... 2,040 2,041,580
Barings Equipment Finance LLC, Series 2025-A,
Class A3, 4.82%, 08/13/32
(b)
........... 4,585 4,692,375
Benefit Street Partners CLO X Ltd.
(a)(b)
Series 2016-10A, Class A1R3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.18%, 07/20/38 ................. 4,275 4,287,416
Series 2016-10A, Class BR3, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.73%, 07/20/38 ................. 750 752,502
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
................ 34 34,168
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 3,300 3,307,568
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.14%, 01/19/38
(a) (b)
.......... 1,940 1,943,636
BlueMountain CLO Ltd.
(a)(b)
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 5.81%,
08/15/31 ...................... 500 500,656
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%), 5.05%,
10/25/30 ...................... 3,346 3,346,138
Brex Commercial Charge Card Master Trust,
Series 2024-1, Class A1, 6.05%, 07/15/27
(b)
. 413 414,247
Brignole Co.
(a)(d)
Series 2024, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 3.90%, 02/24/42 . EUR 53 62,804
Series 2024, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 5.90%, 02/24/42 . 53 62,989
Bryant Park Funding Ltd., Series 2024-22A,
Class A1, (3-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.52%, 04/15/37
(a) (b)
...... USD 1,500 1,504,587
Capital One Multi-Asset Execution Trust, Series
2023-A1, Class A, 4.42%, 05/15/28 ....... 100 100,192
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 08/20/31 ................. GBP 345 467,045
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 08/20/31 ................. 262 355,562
CarVal CLO IX-C Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.68% Floor +
1.68%), 5.56%, 04/20/37
(a) (b)
........... USD 1,000 1,003,532
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
........... 1,497 1,366,092

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding XI CLO Ltd.
(a)(b)
Series 2019-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.06% Floor + 1.06%),
4.85%, 05/29/32 ................. USD 499 $ 499,187
Series 2019-11A, Class A2R2, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.09%, 05/29/32 ................. 1,100 1,099,262
Chesapeake Funding II LLC
(b)
Series 2023-2A, Class A1, 6.16%, 10/15/35 . 1,819 1,838,044
Series 2024-1A, Class A1, 5.52%, 05/15/36 . 3,547 3,589,201
CIFC Funding Ltd., Series 2021-5A, Class A1R,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 5.16%, 01/15/38
(a) (b)
........... 1,000 1,002,316
College Ave Student Loans Trust, Series 2024-A,
Class A1B, (SOFR 30 day Average at 1.75%
Floor + 1.75%), 5.62%, 06/25/54
(a) (b)
...... 9,206 9,337,377
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 4.95%,
07/25/51 ...................... 192 191,375
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 4.65%,
06/25/52 ...................... 2,800 2,764,185
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 5.77%,
05/25/55 ...................... 5,010 5,098,149
Compartment BL Consumer Credit, Series 2024-
1, Class B, (1-mo. EURIBOR at 0.00% Floor +
0.90%), 2.79%, 09/25/41
(a) (d)
........... EUR 308 361,134
Compartment Driver UK Eight, Series 8, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.60%), 4.32%, 09/25/31
(a) (d)
...... GBP 541 728,946
Compass Datacenters Issuer II LLC, Series
2025-2A, Class A1, 4.93%, 11/25/50
(b)
..... USD 1,494 1,490,879
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 1,137 1,147,185
Consolidated Communications LLC, Series 2025-
4A, Class B, 5.77%, 12/20/55
(b)
......... 3,490 3,510,165
Crown Point CLO 8 Ltd., Series 2019-8A, Class
AR, (3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.34%, 10/20/34
(a) (b)
........... 8,840 8,843,580
Dell Equipment Finance Trust, Series 2025-1,
Class A2, 4.68%, 07/22/27
(b)
........... 3,145 3,156,063
Dowson plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 08/20/31 ................. GBP 160 215,168
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.08%, 08/20/31 ................. 100 133,842
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
7.68%, 08/20/31 ................. 100 134,183
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
10.68%, 08/20/31 ................ 100 132,918
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 5.75%, 07/18/30
(a) (b)
...... USD 3,250 3,260,105
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 5.12%, 04/18/31
(a) (b)
........... 1,936 1,935,673
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 5.75%, 07/18/30
(a) (b)
........... 500 501,753
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class BR, (3-mo. CME Term SOFR at
0.00% Floor + 1.71%), 5.62%, 04/15/29
(a) (b)
. USD 5,080 $ 5,080,045
ECARAT DE SA Compartment Lease, Series
2025-1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.00%), 2.89%, 05/25/34
(a) (d)
...... EUR 600 706,638
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
....................... USD 1,357 1,343,052
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
....................... 640 547,099
Elevation CLO Ltd., Series 2013-1A, Class A1R3,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.62%, 07/25/38
(a) (b)
........... 2,000 2,007,264
ELFI Graduate Loan Program LLC
(b)
Series 2022-A, Class A, 4.51%, 08/26/47 ... 6,245 6,169,673
Series 2023-A, Class A, 6.37%, 02/04/48 ... 4,898 5,124,499
Elmwood CLO 26 Ltd., Series 2024-1A, Class
C, (3-mo. CME Term SOFR at 2.40% Floor +
2.40%), 6.28%, 04/18/37
(a) (b)
........... 3,700 3,717,555
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.40%, 04/20/37
(a) (b)
.......... 1,755 1,761,045
Elmwood CLO IV Ltd., Series 2020-1A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.73%, 04/18/37
(a) (b)
........... 1,000 1,004,609
Enterprise Fleet Financing LLC
(b)
Series 2024-1, Class A2, 5.23%, 03/20/30 .. 2,640 2,659,468
Series 2024-1, Class A3, 5.16%, 09/20/30 .. 338 344,465
Series 2024-3, Class A3, 4.98%, 08/21/28 .. 2,202 2,233,021
Series 2024-3, Class A4, 5.06%, 03/20/31 .. 713 729,571
Series 2024-4, Class A4, 4.70%, 06/20/31 .. 263 267,161
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b) (e)
.... CAD —
(f)
1
FCT Noria
(a)(d)
Series 2021-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.39%, 10/25/49 . EUR 173 203,760
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.90%), 2.79%, 07/25/43 . 400 468,975
Series 2025-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.15%), 3.04%, 07/25/43 . 200 234,638
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.29%, 07/25/43 . 100 117,122
Series 2025-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.75%), 4.64%, 07/25/43 . 100 117,940
FIGRE Trust, Series 2025-HE3, Class A, 5.56%,
05/25/55
(a) (b)
...................... USD 3,512 3,549,143
Finance Ireland Auto Receivables No.2 DAC
(a)(d)
Series 2, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.68%), 2.62%, 11/14/34 ...... EUR 2,906 3,419,809
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.84%, 11/14/34 ...... 220 258,052
First Mobility SARL, Series 2025-1, Class B,
(1-mo. EURIBOR at 0.00% Floor + 0.90%),
2.84%, 10/14/32
(a) (d)
................. 300 352,783
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.24%, 10/19/37
(a) (b)
........... USD 1,805 1,811,552
Flatiron CLO 23 LLC, Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.12%, 04/17/36
(a) (b)
........... 1,705 1,707,636
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... 1,939 1,952,510

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
....................... USD 110 $ 103,118
Ford Credit Floorplan Master Owner Trust A,
Series 2023-1, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.25%), 5.23%,
05/15/28
(a) (b)
...................... 3,470 3,481,788
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.35%), 3.29%, 02/18/34 . EUR 159 186,958
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.24%, 02/18/34 . 106 125,595
Series 2024-2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.24%, 10/18/34 . 88 104,261
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.59%, 10/18/34 . 88 104,309
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 6.04%, 10/18/34 . 354 422,415
Series 2025-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.70%), 2.64%, 04/18/35 . 1,600 1,883,050
Foundation Finance Trust
(b)
Series 2021-2A, Class A, 2.19%, 01/15/42 .. USD 653 620,551
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 2,817 2,880,937
Series 2024-1A, Class B, 5.95%, 12/15/49 .. 401 412,088
Series 2025-3A, Class A, 4.56%, 08/15/52 .. 1,319 1,322,774
Series 2025-3A, Class B, 4.87%, 08/15/52 .. 932 933,401
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.95%), 2.99%, 03/21/33
(a)
EUR 155 182,409
Series 2020-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.95%), 3.98%, 03/21/33
(a)
47 54,734
Series 2020-1, Class D, 3.50%, 03/21/33 ... 78 91,072
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.30%, 07/20/38 ...... 143 168,255
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.65%, 07/20/38 ...... 143 168,129
GAMMA Sociedade de Titularizacao de Creditos
SA Consumer Totta 3
(a)(d)
Series 3, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.54%, 10/25/35 ...... 100 117,565
Series 3, Class D, (3-mo. EURIBOR at 0.00%
Floor + 2.65%), 4.69%, 10/25/35 ...... 100 117,563
Golden Bar Securitisation SRL
(a)(d)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.53%, 09/22/43 . 225 266,135
Series 2025-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.00%), 3.04%, 12/20/44 . 532 626,536
Series 2025-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.25%), 3.29%, 12/20/44 . 216 253,862
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 3.94%, 12/20/44 . 102 120,663
Series 2025-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.20%), 3.23%, 12/22/44 . 147 172,968
Series 2025-2, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.60%), 3.63%, 12/22/44 . 126 148,382
Golden Ray SA Compartment 1
(a)(d)
Series 1, Class A2, (1-mo. EURIBOR at
0.00% Floor + 0.80%), 2.69%, 12/27/57 . 426 500,054
Series 1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.39%, 12/27/57 ...... 100 117,007
GoldenTree Loan Management US CLO 8 Ltd.,
Series 2020-8A, Class ARR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%), 5.03%,
10/20/34
(a) (b)
...................... USD 1,945 1,945,416
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Goldman Home Improvement Trust Issuer Trust
(b)
Series 2021-GRN2, Class A, 1.15%, 06/25/51 USD 628 $ 616,767
Series 2022-GRN2, Class A, 6.80%, 10/25/52 1,053 1,079,574
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.22%,
10/20/37
(a) (b)
...................... 250 250,962
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class AR, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.31%, 07/25/38
(a) (b)
2,210 2,217,490
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 2,140 2,167,118
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 1,883 1,909,069
Series 2025-2A, Class A, 5.32%, 06/20/49 .. 3,698 3,737,188
Series 2025-2A, Class B, 5.98%, 06/20/49 .. 371 374,086
Series 2025-3A, Class A, 5.00%, 10/20/49 .. 2,817 2,823,892
Gracie Point International Funding, Series 2023-
2A, Class A, (SOFR90A at 2.25% Floor +
2.25%), 6.45%, 03/01/27
(a) (b)
........... 167 167,072
Gracie Point International Funding LLC, Series
2024-1A, Class A, (SOFR90A at 1.70% Floor
+ 1.70%), 5.89%, 03/01/28
(a) (b)
.......... 6,180 6,184,665
GreatAmerica Leasing Receivables Funding LLC,
Series 2024-2, Class A2, 5.28%, 03/15/27
(b)
. 1,319 1,324,298
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 494 502,312
Series 2025-1A, Class A2, 5.12%, 03/25/60 . 1,587 1,594,575
Series 2025-2A, Class A4, 4.89%, 06/25/60 . 1,626 1,638,381
GreenSky Home Improvement Trust, Series
2024-1, Class A2, 5.88%, 06/25/59
(b)
...... 458 459,974
Hermitage 2024 plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 04/21/33 ................. GBP 79 106,813
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.63%, 04/21/33 ................. 81 110,184
Hermitage plc
(a)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.08%, 04/21/33 ................. 50 67,435
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
4.83%, 04/21/33 ................. 332 446,786
Higley Park CLO Ltd., Series 2025-1A, Class B1,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.52%, 07/24/38
(a) (b)
........... USD 600 602,407
Hill FL BV
(a)(d)
Series 2024-1FL, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.04%, 02/18/32 EUR 137 160,485
Series 2024-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 3.99%, 02/18/32 68 80,567
Series 2024-1FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.20%), 5.14%, 02/18/32 68 80,527
Series 2024-2FL, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.72%), 2.66%, 10/18/32 482 566,025
Series 2024-2FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.95%), 3.89%, 10/18/32 90 104,591
ICG US CLO Ltd., Series 2014-2A, Class BRR,
(3-mo. CME Term SOFR at 0.26% Floor +
1.71%), 5.62%, 01/15/31
(a) (b)
........... USD 580 579,585
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.46%, 10/19/42
(a) (b)
................. 4,840 4,849,453

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Koromo Italy Compartment 2., Series 2, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.68%),
2.57%, 02/26/32
(a) (d)
................. EUR 1,657 $ 1,948,256
Latitude Australia Credit Card Master Trust,
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00% Floor
+ 1.40%), 4.96%, 11/23/37
(a) (d)
.......... AUD 500 334,653
LendingClub Structured Loan Certificate Issuer
Trust, Series 2025-P16, Class A, 5.19%,
12/15/32
(b)
....................... USD 1,750 1,754,943
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 . 1,423 1,212,228
Series 2021-1GS, Class A, 2.29%, 01/20/48 . 2,164 1,824,975
Series 2021-2GS, Class A, 2.22%, 03/20/48 . 4,408 3,586,725
London Cards No. 2 plc
(a)(d)
Series 2, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 5.12%,
03/28/34 ...................... GBP 381 517,004
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.50%), 6.22%,
03/28/34 ...................... 130 177,432
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 3.45%), 7.17%,
03/28/34 ...................... 117 159,899
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor + 5.50%), 9.22%,
03/28/34 ...................... 135 186,291
London Cards No. 3 plc, Series 3X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.73%, 12/15/35
(a) (d)
...... 609 821,138
LT Autorahoitus V DAC, Series 5, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%), 2.84%,
05/18/35
(a) (d)
...................... EUR 400 469,466
LT Rahoitus DAC
(a)(d)
Series 6, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.54%), 2.48%, 07/18/36 ...... 1,676 1,970,535
Series 6, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.84%, 07/18/36 ...... 200 234,613
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
........... USD 1,258 1,268,484
M&T Equipment Notes, Series 2025-1A, Class
A2, 4.70%, 12/16/27
(b)
............... 882 886,244
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.14%, 07/27/34
(a) (b)
. 2,365 2,365,007
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 5.55%, 04/20/32
(a) (b)
. 250 250,360
Marzio Finance SRL, Series 2024-14, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.88%),
2.77%, 05/28/49
(a) (d)
................. EUR 289 341,348
Metro Finance Trust
(a)(d)
Series 2024-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.25%), 4.81%, 09/17/30 ...... AUD 3,925 2,629,494
Series 2025-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.17%), 4.72%, 10/15/31 ...... 5,369 3,594,871
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.55%), 5.10%, 10/15/31 ...... 610 409,575
Mila BV
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 3.38%, 09/16/41 . EUR 81 95,715
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 3.93%, 09/16/41 . EUR 81 $ 95,840
Mill City Solar Loan Ltd., Series 2019-2GS, Class
A, 3.69%, 07/20/43
(b)
................ USD 6,174 5,627,409
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
........... 1,796 1,825,020
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 .. 161 143,246
Series 2020-2A, Class B, 2.21%, 08/20/46 .. 659 549,416
Series 2021-1A, Class B, 2.05%, 12/20/46 .. 428 345,122
Series 2022-1A, Class B, 3.16%, 01/20/53 .. 3,224 2,289,371
Series 2022-2A, Class A, 4.38%, 01/21/53 .. 358 332,575
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 4.76%, 11/15/68
(a) (b)
482 480,621
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 536 530,567
Series 2019-EA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.03%), 4.78%,
05/15/68
(a)
..................... 2,181 2,181,102
Series 2019-GA, Class A, 2.40%, 10/15/68 . 291 283,679
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.86%,
04/15/69
(a)
..................... 3,920 3,897,131
Series 2021-DA, Class A, (US Prime Rate at
0.00% Floor - 1.99%), 4.76%, 04/15/60
(a)
. 4,914 4,863,470
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 . 58 58,433
Series 2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%), 5.68%,
03/15/72
(a)
..................... 1,827 1,843,220
Navistar Financial Dealer Note Master Owner
Trust, Series 2024-1, Class A, 5.59%,
04/25/29
(b)
....................... 4,294 4,314,363
Nelnet Student Loan Trust
(b)
Series 2021-A, Class D, 4.93%, 04/20/62 .. 1,150 1,056,972
Series 2021-BA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.89%), 4.63%,
04/20/62
(a)
..................... 4,373 4,369,305
Series 2021-BA, Class AFX, 1.42%, 04/20/62 3,547 3,363,242
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 4.59%,
04/20/62
(a)
..................... 4,853 4,840,485
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ...................... 2,261 2,327,849
Series 2025-1A, Class A1, (SOFR 30 day
Average at 0.85% Floor + 0.75%), 4.91%,
10/25/33
(a)
..................... 6,020 6,019,860
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.08%,
03/15/57
(a)
..................... 3,402 3,389,586
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.33%,
05/17/55
(a)
..................... 3,968 3,994,915
Series 2025-BA, Class D, 6.04%, 05/17/55 . 3,574 3,567,661
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.27%,
06/22/65
(a)
..................... 10,765 10,840,610
Newday Funding
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.18%),
4.91%, 03/15/32 ................. GBP 534 723,566
Series 2024-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.38%, 03/15/32 ................. 208 282,011

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.13%, 03/15/32 ................. GBP 147 $ 200,972
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 07/15/32 ................. 132 178,367
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 07/15/32 ................. 154 208,449
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.38%, 07/15/32 ................. 331 449,228
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 11/15/32 ................. 184 247,953
Series 2025-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.58%, 04/15/33 ................. 2,000 2,701,667
Series 2025-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.53%, 07/15/33 ................. 1,593 2,146,185
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.78%, 07/15/33 ................. 507 681,957
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 07/15/33 ................. 195 262,290
Noria DE
(a)(d)
Series 2024-DE1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.54%, 02/25/43 EUR 81 94,687
Series 2024-DE1, Class E, (1-mo. EURIBOR
at 0.00% Floor + 3.55%), 5.44%, 02/25/43 81 95,612
Series 2024-DE1, Class F, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 6.39%, 02/25/43 81 95,191
Oaktree CLO Ltd., Series 2019-3A, Class A1R2,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.26%, 01/20/38
(a) (b)
........... USD 1,000 1,003,724
OCP CLO Ltd., Series 2020-18A, Class A1R2,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.25%, 07/20/37
(a) (b)
........... 2,500 2,509,255
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(a) (b)
...... 1,500 1,504,709
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.16%, 07/19/38
(a) (b)
. 515 516,410
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(b)
...... 4,911 4,785,333
Palmer Square Loan Funding Ltd., Series 2024-
3A, Class A2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.51%, 08/08/32
(a) (b)
. 1,040 1,042,553
Panorama Auto Trust, Series 2025-1, Class A,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 0.97%), 4.52%,
03/15/33
(a) (d)
...................... AUD 2,673 1,784,881
Park Blue CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.36%,
04/20/37 ...................... USD 1,070 1,073,963
Series 2025-9A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.08%,
10/20/38 ...................... 1,500 1,507,018
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
PCL Funding IX plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
4.63%, 07/16/29 ................. GBP 636 $ 859,271
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.03%, 07/16/29 ................. 140 189,181
Peace Park CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.13%, 10/20/38
(a) (b)
........... USD 3,870 3,879,306
PFS Financing Corp.
(b)
  5.54%, 10/16/28
(e)
................. 2,000 2,011,200
Series 2023-A, Class A, 5.80%, 03/15/28 ... 7,736 7,762,487
Series 2024-D, Class A, 5.34%, 04/15/29 ... 2,087 2,123,247
Pikes Peak CLO 11 Ltd., Series 2022-11A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.26%, 07/25/37
(a) (b)
........... 3,000 3,010,077
Pikes Peak CLO 16 Ltd., Series 2024-16A, Class
A1, (3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.32%, 07/25/37
(a) (b)
........... 2,000 2,006,004
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
........ 1,249 1,248,531
Point Broadband Funding LLC
(b)
Series 2025-1A, Class A2, 5.34%, 07/20/55 . 758 763,539
Series 2025-1A, Class C, 8.16%, 07/20/55 .. 964 984,024
Pony SA
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.13%, 01/14/33 . EUR 90 105,450
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.58%, 01/14/33 . 90 105,770
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.09%, 07/25/51
(a) (b)
........... USD 542 540,470
Progress Residential Trust, Series 2021-SFR10,
Class A, 2.39%, 12/17/40
(b)
............ 2,945 2,801,446
QTS Issuer ABS II LLC, Series 2025-1A, Class
A2, 5.04%, 10/05/55
(b)
............... 4,330 4,291,796
Quarzo SRL
(a)(d)
Series 2024-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.30%), 4.40%, 06/15/41 . EUR 66 78,880
Series 2024-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.70%), 5.80%, 06/15/41 . 66 78,726
Series 2025-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.81%), 2.91%, 03/15/42 . 2,351 2,769,638
RCKT Mortgage Trust
(b)
Series 2023-CES3, Class A1A, 7.11%,
11/25/43
(a)
..................... USD 531 538,170
Series 2024-CES1, Class A1A, 6.02%,
02/25/44
(a)
..................... 5,997 6,046,364
Series 2025-CES4, Class A1A, 5.81%,
04/25/55
(c)
..................... 4,328 4,390,680
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.18%, 01/25/38
(a) (b)
........... 2,180 2,186,909
Regatta VIII Funding Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 5.43%, 04/17/37
(a) (b)
.......... 1,110 1,112,776
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 5.06%, 04/15/38
(a) (b)
...... 575 575,097
Regional Management Issuance Trust, Series
2024-2, Class A, 5.11%, 12/15/33
(b)
....... 915 922,100
Republic Finance Issuance Trust, Series 2024-A,
Class A, 5.91%, 08/20/32
(b)
............ 3,670 3,707,169

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.56%), 2.48%,
02/21/37
(a) (d)
...................... EUR 368 $ 432,062
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(b) (e)
........... USD 4,470 4,369,425
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.34%,
10/20/30 ...................... 238 238,396
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.32%,
07/20/34 ...................... 10,750 10,755,623
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.26%, 10/15/39
(a) (b)
........... 1,355 1,359,799
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.23%, 10/20/38
(a) (b)
. 2,750 2,758,207
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ....... 3,369 3,378,933
Satus plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
4.98%, 01/17/31 ................. GBP 141 190,656
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
5.78%, 01/17/31 ................. 137 183,803
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.30%),
7.03%, 01/17/31 ................. 100 132,911
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.30%),
9.03%, 01/17/31 ................. 100 134,179
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 3.68%, 11/14/34 . EUR 397 467,800
Series 2020-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.50%), 4.43%, 11/14/34 . 163 192,006
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.65%), 2.59%, 01/14/38 . 571 671,489
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.94%, 01/14/38 . 282 331,590
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.23%, 01/14/38 . 470 552,060
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.34%, 05/14/38 . 100 117,784
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.63%, 05/14/38 . 100 117,662
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.95%), 2.89%, 12/14/38 . 1,000 1,170,168
Service Experts Issuer LLC
(b)
Series 2021-1A, Class A, 2.67%, 02/02/32 .. USD 474 467,374
Series 2024-1A, Class A, 6.39%, 11/20/35 .. 546 559,346
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
.................. 1,625 1,614,915
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.28%, 07/18/37
(a) (b)
...... 540 541,853
Signal Peak CLO 3 Ltd., Series 2016-3A, Class
AR3, (3-mo. CME Term SOFR at 1.59% Floor
+ 1.59%), 5.45%, 01/23/37
(a) (b)
.......... 800 802,813
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.11%, 04/15/38
(a) (b)
........... 1,000 1,001,455
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO XX Ltd.
(a)(b)
Series 2021-20A, Class A2R, (3-mo. CME
Term SOFR at 1.57% Floor + 1.57%),
5.45%, 07/17/38 ................. USD 2,000 $ 2,004,418
Series 2021-20A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.53%,
07/17/38 ...................... 1,000 1,003,006
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.00% Floor + 0.66%), 4.38%,
06/15/33 ...................... 132 132,086
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.57%), 4.29%,
12/15/38 ...................... 2,638 2,604,417
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 4.31%,
06/15/39 ...................... 2,557 2,495,036
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.00% Floor + 0.50%), 4.22%,
12/16/41 ...................... 1,505 1,491,211
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 8.61%, 10/15/41
(a) (b)
. 9,692 10,189,050
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.00% Floor +
0.66%), 4.54%, 06/25/43
(a)
............ 2,352 2,325,222
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.94%), 4.69%,
09/15/37
(a)
..................... 382 381,939
Series 2021-A, Class APL, (1M Sofr FWD +
0.84%), 4.80%, 01/15/53
(a)
.......... 7,209 7,140,041
Series 2021-C, Class APT1, 1.39%, 01/15/53 3,106 2,861,869
Series 2021-C, Class D, 3.93%, 01/15/53 .. 134 121,327
SoFi Consumer Loan Program Trust, Series
2025-1, Class A, 4.80%, 02/27/34
(b)
...... 1,553 1,558,180
SoFi Personal Loan Trust
(b)
Series 2023-1,  0.00%, 10/15/30
(g)
....... 47 955,870
Series 2023-1A, Class A, 6.00%, 11/12/30 .. 434 438,862
Series 2024-1A, Class A, 6.06%, 02/12/31 .. 1,063 1,055,715
SoFi Professional Loan Program LLC, Series
2019-A, Class A2FX, 3.69%, 06/15/48
(b)
... 605 601,721
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%, 01/25/48 335 332,918
Series 2021-A, Class AFX, 1.03%, 08/17/43 . 374 331,019
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 5.14%, 01/25/32
(a) (b)
...... 4,956 4,957,761
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 1.30%
Floor + 1.41%), 5.15%, 11/25/33
(a)
....... 17 29,604
SpringCastle America Funding LLC, Series 2020-
AA, Class A, 1.97%, 09/25/37
(b)
......... 2,063 1,948,894
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 352 355,514
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
.................. 2,607 2,612,634
Sunrise Spv 95 SRL, Series 2024-1, Class A1,
(1-mo. EURIBOR at 0.00% Floor + 0.80%),
2.69%, 03/27/49
(a) (d)
................. EUR 203 238,417
TAGUS - Sociedade de Titularizacao de Creditos
SA
(a)(d)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 3.69%, 10/27/42 ...... 77 91,221

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 2.60%), 4.49%, 10/27/42 ...... EUR 77 $ 91,553
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.85%), 4.76%, 09/23/38 ...... 297 342,090
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 4.00%), 5.89%, 10/27/42 ...... 77 91,701
Series 3, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.40%), 3.29%, 10/27/43 ...... 100 117,549
Series 3, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.54%, 10/27/43 ...... 100 117,549
Series 3, Class D, (1-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.89%, 10/27/43 ...... 200 235,095
Series 3, Class E, (1-mo. EURIBOR at 0.00%
Floor + 4.40%), 6.29%, 10/27/43 ...... 200 235,585
Series 6, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.20%), 3.22%, 12/25/39 ...... 400 470,158
TCW CLO Ltd., Series 2023-1A, Class A1R,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.25%, 03/31/38
(a) (b)
........... USD 825 827,980
TICP CLO VII Ltd., Series 2017-7A, Class BR2,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 5.80%, 04/15/33
(a) (b)
........... 1,315 1,316,387
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 5.39%, 04/25/37
(a) (b)
........... 1,420 1,425,062
Trestles CLO III Ltd., Series 2020-3A, Class X,
(3-mo. CME Term SOFR at 1.00% Floor +
1.00%), 4.88%, 10/20/37
(a) (b)
........... 846 845,711
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.66%), 5.55%, 10/18/31
(a) (b)
.......... 597 597,557
Trinitas CLO XII Ltd.
(a)(b)
Series 2020-12A, Class A1R2, (3-mo. CME
Term SOFR at 1.05% Floor + 1.05%),
4.91%, 04/25/33 ................. 2,004 2,004,510
Series 2020-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.41%, 04/25/33 ................. 3,500 3,502,555
UPG HI Issuer Trust, Series 2025-2, Class A,
5.00%, 09/25/47
(b)
.................. 605 604,741
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32 . 836 840,030
Series 2025-ST5, Class A, 4.79%, 09/15/32 . 5,613 5,626,841
Series 2025-ST6, Class A, 4.61%, 10/15/32 . 2,557 2,561,599
Series 2025-ST7, Class A, 4.55%, 11/15/32 . 2,089 2,087,910
Series 2025-ST7, Class B, 4.98%, 11/15/32 . 927 928,236
Series 2025-ST8, Class D, 5.91%, 12/15/33 . 642 643,096
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 1,777 1,790,637
Vantage Data Centers Germany Borrower Lux
SARL, Series 2025-1X, Class A2, 4.29%,
06/28/50
(d)
....................... EUR 822 975,041
Vantage Data Centers Issuer LLC, Series 2025-
2A, Class A2, 5.24%, 11/15/55
(b)
......... USD 1,613 1,597,503
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1X, 6.17%, 05/28/39
(d)
....... GBP 867 1,195,476
Venture 31 CLO Ltd., Series 2018-31A, Class
A1, (3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.18%, 04/20/31
(a) (b)
........... USD 457 457,138
Warwick Capital CLO 6 Ltd., Series 2025-6A,
Class A1, (3-mo. CME Term SOFR at 1.43%
Floor + 1.43%), 5.53%, 07/20/38
(a) (b)
...... 825 828,400
Whitebox CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.02%, 01/24/37
(a) (b)
...... 4,450 4,448,114
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.25%, 10/24/37
(a) (b)
...... USD 760 $ 762,688
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.17%, 10/15/35
(a) (b)
.......... 3,545 3,544,911
Youni Italy SRL
(a)(d)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.88%), 2.77%, 04/25/34 . EUR 303 357,136
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.59%, 04/25/34 . 83 98,237
Total Asset-Backed Securities — 12 .6%
(Cost: $ 522,751,222 ) .............................. 521,820,011
Corporate Bonds
Aerospace & Defense — 1.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 137 141,773
ATI, Inc.
5.88% , 12/01/27 ................... 1,774 1,776,079
4.88% , 10/01/29 ................... 77 76,874
7.25% , 08/15/30 ................... 426 450,059
Boeing Co. (The)
6.30% , 05/01/29 ................... 5,045 5,355,007
5.15% , 05/01/30 ................... 2,982 3,064,035
Bombardier, Inc.
(b)
6.00% , 02/15/28 ................... 363 364,085
8.75% , 11/15/30 ................... 2,117 2,287,224
7.25% , 07/01/31 ................... 175 186,488
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 444 437,154
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. 2,000 2,020,220
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 355 364,608
L3Harris Technologies, Inc., 4.40%, 06/15/28 .. 901 907,916
Lockheed Martin Corp., 5.10%, 11/15/27 ..... 989 1,012,698
RTX Corp.
2.65% , 11/01/26 ................... 1,150 1,137,964
3.50% , 03/15/27 ................... 2,522 2,509,802
3.13% , 05/04/27 ................... 6,944 6,869,840
4.13% , 11/16/28 ................... 6,351 6,372,130
5.75% , 01/15/29 ................... 900 941,337
2.25% , 07/01/30 ................... 340 313,038
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 882 897,537
6.38% , 03/01/29 ................... 4,159 4,289,048
6.63% , 03/01/32 ................... 1,122 1,167,350
42,942,266
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 103 107,311
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 53 56,090
163,401
Automobile Components — 0.2%
American Axle & Manufacturing, Inc., 6.38%,
10/15/32
(b)
...................... 141 143,603
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29 ... 4,075 4,151,210
Clarios Global LP
(b)
6.75% , 05/15/28 ................... 781 800,818
6.75% , 02/15/30 ................... 756 789,120
4.75% , 06/15/31 ................... EUR 205 244,347
Dana, Inc.
4.25% , 09/01/30 ................... USD 52 50,349
4.50% , 02/15/32 ................... 80 76,792
Goodyear Tire & Rubber Co. (The)
6.63% , 07/15/30 ................... 174 178,182

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
5.25% , 04/30/31 ................... USD 31 $ 29,762
Icahn Enterprises LP
5.25% , 05/15/27 ................... 2,119 2,089,875
9.75% , 01/15/29 ................... 56 55,829
4.38% , 02/01/29 ................... 128 110,437
10.00% , 11/15/29
(b)
................. 409 408,711
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 267 267,854
9,396,889
Automobiles — 0.1%
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
...................... 512 512,071
Nissan Motor Co. Ltd., 7.75%, 07/17/32
(b)
.... 1,400 1,487,095
Stellantis NV, 3.38%, 11/19/28
(d)
.......... EUR 2,300 2,729,952
4,729,118
Banks — 9.4%
Bank of America Corp.
(a)
Series N , (1-day SOFR + 0.91%), 1.66% ,
03/11/27 ...................... USD 11,435 11,381,405
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. 7,070 6,979,809
(1-day SOFR + 1.34%), 5.93% , 09/15/27 .. 18,162 18,396,173
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29 ...................... 4,583 4,668,765
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 17,994 18,232,703
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 305 290,940
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ...................... 895 889,960
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 16,057 16,576,513
Citibank NA
4.58% , 05/29/27 ................... 4,808 4,857,034
5.80% , 09/29/28 ................... 663 695,270
4.91% , 05/29/30 ................... 3,712 3,818,568
Citigroup, Inc.
3.20% , 10/21/26 ................... 9,984 9,925,679
(1-day SOFR + 0.77%), 1.46% , 06/09/27
(a)
. 3,984 3,938,321
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(a)
. 15,767 15,894,989
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(a)
..................... 1,016 1,006,898
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(a)
..................... 1,954 1,952,657
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
. 8,354 8,572,467
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
..................... 5,090 5,043,858
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 8,815 8,885,098
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
. 12,134 12,393,481
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(a)
. 9,843 9,873,462
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.89%), 1.58% , 04/22/27 .. 571 566,717
(1-day SOFR + 0.77%), 1.47% , 09/22/27 .. 2,330 2,287,479
(1-day SOFR + 1.33%), 6.07% , 10/22/27 .. 9,500 9,649,360
(1-day SOFR + 0.93%), 4.98% , 07/22/28 .. 17,565 17,826,655
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 10,987 11,191,248
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 1,200 1,145,887
(1-day SOFR + 1.45%), 5.30% , 07/24/29 .. 3,020 3,112,262
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. 4,254 4,359,074
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30 ...................... 15,870 15,631,061
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 8,045 8,259,290
(1-day SOFR + 1.01%), 5.14% , 01/24/31 .. 10,129 10,469,270
(1-day SOFR + 1.44%), 5.10% , 04/22/31 .. 6,224 6,426,133
(1-day SOFR + 0.93%), 4.26% , 10/22/31 .. 5,025 5,009,756
KeyCorp, (SOFR Index + 1.23%), 5.12%,
04/04/31
(a)
...................... 187 192,051
Morgan Stanley Bank NA
(a)
(1-day SOFR + 0.93%), 4.97% , 07/14/28 .. 17,587 17,832,233
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.91%), 5.02% , 01/12/29 .. USD 9,394 $ 9,566,701
Morgan Stanley Private Bank NA
(a)
(1-day SOFR + 0.78%), 4.20% , 11/17/28 .. 5,975 5,993,667
(1-day SOFR + 1.08%), 4.73% , 07/18/31 .. 2,450 2,483,559
(1-day SOFR + 1.02%), 4.47% , 11/19/31 .. 3,950 3,960,341
PNC Bank NA, (1-day SOFR + 0.63%), 4.54%,
05/13/27
(a)
...................... 11,240 11,256,354
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 3,943 3,974,726
(1-day SOFR + 0.86%), 1.89% , 06/07/29 .. 1,317 1,251,215
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 1,627 1,684,485
Wells Fargo & Co.
(a)
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ...................... 946 953,964
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. 16,506 16,847,652
(1-day SOFR + 1.37%), 4.97% , 04/23/29 .. 8,903 9,068,724
(1-day SOFR + 0.88%), 4.08% , 09/15/29 .. 9,960 9,952,000
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30 ...................... 4,150 3,947,866
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 10,606 10,947,546
Westpac Banking Corp., 4.18%, 05/22/28
(b)
... 17,040 17,190,581
387,311,907
Biotechnology — 0.4%
AbbVie, Inc.
4.80% , 03/15/29 ................... 3,685 3,775,385
3.20% , 11/21/29 ................... 636 616,777
4.88% , 03/15/30 ................... 1,783 1,837,072
Amgen, Inc.
2.20% , 02/21/27 ................... 1,323 1,297,858
5.15% , 03/02/28 ................... 5,257 5,379,962
1.65% , 08/15/28 ................... 817 770,056
4.05% , 08/18/29 ................... 3,680 3,676,984
5.25% , 03/02/30 ................... 208 215,743
Genmab A/S, 6.25%, 12/15/32
(b)
.......... 201 205,994
17,775,831
Broadline Retail — 0.3%
Amazon.com, Inc.
3.90% , 11/20/28 ................... 3,680 3,691,261
4.10% , 11/20/30 ................... 5,790 5,796,312
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 68 62,808
Getty Images, Inc., 10.50%, 11/15/30
(b)
...... 127 128,050
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 ................... 812 804,735
4.13% , 08/01/30 ................... 47 44,486
3.63% , 10/01/31 ................... 19 17,435
Rakuten Group, Inc., 9.75%, 04/15/29
(b)
..... 400 447,384
10,992,471
Building Products — 0.3%
(b)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 ................... 583 583,289
6.38% , 06/15/30 ................... 427 436,638
EMRLD Borrower LP
6.63% , 12/15/30 ................... 3,494 3,639,044
6.75% , 07/15/31 ................... 767 808,427
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ....................... 111 110,907
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... 1,849 1,924,587
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ....................... 1,170 1,175,408
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 1,054 1,085,120
Standard Industries, Inc.
4.75% , 01/15/28 ................... 1,647 1,642,563

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
4.38% , 07/15/30 ................... USD 605 $ 583,647
11,989,630
Capital Markets — 4.7%
Deutsche Bank AG
(a)
(1-day SOFR + 1.21%), 5.37% , 01/10/29 .. 6,177 6,303,449
(1-day SOFR + 2.51%), 6.82% , 11/20/29 .. 699 745,338
(1-day SOFR + 1.10%), 4.47% , 12/10/31 .. 930 926,833
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
198 203,567
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 1.43% , 03/09/27 .. 10,079 10,027,495
(1-day SOFR + 0.82%), 1.54% , 09/10/27 .. 10,630 10,443,750
(1-day SOFR + 0.91%), 1.95% , 10/21/27 .. 13,057 12,836,174
(1-day SOFR + 1.11%), 2.64% , 02/24/28 .. 2,724 2,681,514
(1-day SOFR + 1.32%), 4.94% , 04/23/28 .. 10,550 10,670,500
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29 ...................... 9,989 9,930,414
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29 ...................... 3,000 3,006,242
(1-day SOFR + 0.90%), 4.15% , 10/21/29 .. 8,950 8,947,997
(1-day SOFR + 1.77%), 6.48% , 10/24/29 .. 1,390 1,474,076
(1-day SOFR + 1.27%), 5.73% , 04/25/30 .. 177 184,916
(1-day SOFR + 1.21%), 5.05% , 07/23/30 .. 12,717 13,030,012
(1-day SOFR + 1.58%), 5.22% , 04/23/31 .. 11,792 12,179,337
(1-day SOFR + 1.06%), 4.37% , 10/21/31 .. 8,540 8,519,646
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 4,791 4,749,306
(1-day SOFR + 0.86%), 1.51% , 07/20/27 .. 19,962 19,678,056
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 13,689 13,960,138
Series I , (1-day SOFR + 0.91%), 4.13% ,
10/18/29 ...................... 2,335 2,334,248
(1-day SOFR + 1.45%), 5.17% , 01/16/30 .. 6,670 6,847,199
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 8,499 8,854,477
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 10,557 10,823,945
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 3,520 3,562,584
Osaic Holdings, Inc., 6.75%, 08/01/32
(b)
..... 135 141,024
UBS Group AG
(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(a)
..................... 8,065 7,936,314
4.28% , 01/09/28 ................... 875 876,241
(1-day SOFR + 1.06%), 4.40% , 09/23/31
(a)
. 1,770 1,761,391
193,636,183
Chemicals — 0.3%
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 ................... 666 666,676
3.38% , 02/15/29 ................... 254 244,161
Celanese US Holdings LLC, 7.00%, 02/15/31 .. 28 28,668
Chemours Co. (The)
5.38% , 05/15/27 ................... 709 710,722
5.75% , 11/15/28
(b)
.................. 379 368,581
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 1,931 1,887,452
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 253 219,674
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
1,200 1,195,364
LYB International Finance III LLC, 5.13%,
01/15/31 ....................... 1,060 1,063,933
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 91 91,912
Olympus Water US Holding Corp.
(b)
7.25% , 06/15/31 ................... 535 547,309
7.25% , 02/15/33 ................... 600 602,965
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 611 606,985
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 . 23 22,567
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 231 228,735
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 1,074 $ 1,070,686
5.63% , 08/15/29 ................... 955 909,051
7.38% , 03/01/31 ................... 532 544,785
6.63% , 08/15/32 ................... 883 894,276
11,904,502
Commercial Services & Supplies — 0.4%
(b)
ADT Security Corp. (The), 5.88%, 10/15/33 ... 313 316,879
Allied Universal Holdco LLC
4.63% , 06/01/28 ................... 1,355 1,334,227
6.88% , 06/15/30 ................... 1,355 1,410,794
7.88% , 02/15/31 ................... 4,129 4,351,465
Aramark Services, Inc., 5.00%, 02/01/28 ..... 610 609,910
Brink's Co. (The), 6.50%, 06/15/29 ........ 258 267,132
Deluxe Corp., 8.13%, 09/15/29 .......... 56 58,995
Garda World Security Corp., 7.75%, 02/15/28 . 2,007 2,052,352
GFL Environmental, Inc.
4.00% , 08/01/28 ................... 675 665,820
4.38% , 08/15/29 ................... 45 44,250
6.75% , 01/15/31 ................... 165 173,113
Luna 1.5 SARL, 10.50%, 07/01/32 ........ EUR 135 164,970
Raven Acquisition Holdings LLC, 6.88%,
11/15/31 ....................... USD 444 457,471
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... 659 679,100
Sabre Financial Borrower LLC, 11.13%, 06/15/29 510 516,802
Veritiv Operating Co., 10.50%, 11/30/30 ..... 78 83,867
Waste Pro USA, Inc., 7.00%, 02/01/33 ...... 749 770,957
Williams Scotsman, Inc.
6.63% , 06/15/29 ................... 314 324,322
6.63% , 04/15/30 ................... 379 391,730
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 361 378,409
15,052,565
Communications Equipment — 0.0%
CommScope LLC, 4.75%, 09/01/29
(b)
....... 450 449,366
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... 233 235,348
5.00% , 04/15/29 ................... 183 187,505
2.30% , 11/15/30 ................... 480 435,941
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 36 34,456
1,342,616
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ........... 280 275,233
Brand Industrial Services, Inc., 10.38%, 08/01/30 1,478 1,449,390
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 55 54,329
Weekley Homes LLC, 6.75%, 01/15/34 ...... 185 187,318
1,966,270
Consumer Finance — 1.4%
AerCap Ireland Capital DAC, 4.38%, 11/15/30 . 3,285 3,274,941
Ally Financial, Inc., (SOFR Index + 1.96%),
5.74%, 05/15/29
(a)
................. 1,925 1,973,875
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 199 210,194
7.25% , 01/15/31 ................... 328 343,689
Capital One Financial Corp.
3.75% , 03/09/27 ................... 1,171 1,167,514
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(a)
. 4,734 4,644,851
3.80% , 01/31/28 ................... 746 742,957
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
. 731 767,148
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(a)
. 3,143 3,267,781
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(a)
. 3,225 3,220,270
Ford Motor Credit Co. LLC
5.80% , 03/05/27 ................... 5,084 5,147,324
4.95% , 05/28/27 ................... 1,795 1,801,517

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.35% , 11/04/27 ................... USD 4,112 $ 4,291,602
5.88% , 11/07/29 ................... 5,477 5,622,226
General Motors Financial Co., Inc., 5.80%,
01/07/29 ....................... 2,385 2,486,617
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 45 47,654
6.88% , 04/15/29 ................... 833 863,976
5.88% , 03/15/30 ................... 312 316,290
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 511 527,827
Navient Corp.
9.38% , 07/25/30 ................... 570 633,450
7.88% , 06/15/32 ................... 376 393,368
OneMain Finance Corp.
3.50% , 01/15/27 ................... 146 144,575
6.63% , 05/15/29 ................... 514 532,372
7.88% , 03/15/30 ................... 1,420 1,501,383
6.13% , 05/15/30 ................... 484 493,480
4.00% , 09/15/30 ................... 13 12,186
7.50% , 05/15/31 ................... 373 392,452
6.75% , 03/15/32 ................... 152 156,091
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
702 747,850
SLM Corp., 3.13%, 11/02/26 ............ 108 106,160
Synchrony Financial
5.15% , 03/19/29 ................... 2,700 2,736,236
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 1,685 1,706,203
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 1,345 1,401,727
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. 8,035 8,238,288
59,914,074
Consumer Staples Distribution & Retail — 0.0%
(b)
Albertsons Cos., Inc., 5.50%, 03/31/31 ...... 154 155,624
Boots Group Finco LP
5.38% , 08/31/32 ................... EUR 385 467,533
7.38% , 08/31/32 ................... GBP 165 230,012
KeHE Distributors LLC, 9.00%, 02/15/29 ..... USD 96 100,771
Performance Food Group, Inc., 4.25%, 08/01/29 6 5,866
US Foods, Inc.
4.75% , 02/15/29 ................... 54 53,697
4.63% , 06/01/30 ................... 35 34,531
1,048,034
Containers & Packaging — 0.3%
(b)
Ardagh Group SA
9.50% , 12/01/30 ................... 166 180,256
12.00% , ( 12.00 % Cash or 6.50 % PIK),
12/01/30
(a) (h)
.................... 200 181,594
Ardagh Metal Packaging Finance USA LLC
3.25% , 09/01/28 ................... 200 192,297
4.00% , 09/01/29 ................... 200 188,277
6.25% , 01/30/31 ................... 362 370,244
Clydesdale Acquisition Holdings, Inc.
6.63% , 04/15/29 ................... 1,895 1,928,066
6.88% , 01/15/30 ................... 555 568,875
6.75% , 04/15/32 ................... 1,541 1,584,571
LABL, Inc.
5.88% , 11/01/28 ................... 263 164,805
9.50% , 11/01/28 ................... 438 276,365
8.63% , 10/01/31 ................... 259 137,751
Mauser Packaging Solutions Holding Co., 7.88%,
04/15/30 ....................... 3,668 3,639,061
Sealed Air Corp.
4.00% , 12/01/27 ................... 223 221,844
5.00% , 04/15/29 ................... 36 36,237
Silgan Holdings, Inc., 4.25%, 02/15/31 ...... EUR 280 333,497
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trivium Packaging Finance BV
6.63% , 07/15/30 ................... EUR 100 $ 123,747
8.25% , 07/15/30 ................... USD 180 192,957
10,320,444
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 45 43,368
Gates Corp., 6.88%, 07/01/29 ........... 190 197,311
Resideo Funding, Inc., 6.50%, 07/15/32 ..... 581 594,673
835,352
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 1,361 1,389,840
Service Corp. International
3.38% , 08/15/30 ................... 4 3,741
4.00% , 05/15/31 ................... 785 750,309
Sotheby's
(b)
7.38% , 10/15/27 ................... 669 665,085
5.88% , 06/01/29 ................... 200 186,078
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 736 778,927
3,773,980
Diversified REITs — 1.7%
Equinix Europe 2 Financing Corp. LLC, 4.60%,
11/15/30 ....................... 4,790 4,804,436
GLP Capital LP
5.75% , 06/01/28 ................... 1,861 1,909,464
5.30% , 01/15/29 ................... 3,518 3,579,233
4.00% , 01/15/30 ................... 2,010 1,954,045
VICI Properties LP
4.50% , 09/01/26
(b)
.................. 5,266 5,271,135
4.25% , 12/01/26
(b)
.................. 7,154 7,152,797
5.75% , 02/01/27
(b)
.................. 3,780 3,822,425
4.50% , 01/15/28
(b)
.................. 1,090 1,092,189
4.75% , 02/15/28 ................... 8,769 8,854,642
4.75% , 04/01/28 ................... 10,595 10,706,520
4.63% , 12/01/29
(b)
.................. 11,115 11,093,308
4.95% , 02/15/30 ................... 8,687 8,791,271
4.13% , 08/15/30
(b)
.................. 900 872,717
69,904,182
Diversified Telecommunication Services — 0.7%
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
... 233 228,550
AT&T, Inc.
1.65% , 02/01/28 ................... 4,914 4,684,154
4.35% , 03/01/29 ................... 3,850 3,870,068
CCO Holdings LLC
(b)
5.13% , 05/01/27 ................... 149 148,795
5.38% , 06/01/29 ................... 1,257 1,242,821
6.38% , 09/01/29 ................... 994 1,007,663
4.75% , 03/01/30 ................... 2,843 2,715,203
4.25% , 02/01/31 ................... 251 230,631
7.38% , 03/01/31 ................... 309 315,331
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 766 780,158
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... 624 618,236
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 ................... 636 638,054
5.00% , 05/01/28 ................... 538 538,925
8.75% , 05/15/30 ................... 580 605,671
8.63% , 03/15/31 ................... 89 93,645
Level 3 Financing, Inc.
(b)
4.88% , 06/15/29 ................... 774 752,715
6.88% , 06/30/33 ................... 1,516 1,551,289
7.00% , 03/31/34 ................... 1,522 1,568,531
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... 58 57,397

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.13% , 04/15/30 ................... USD 58 $ 57,572
Maya SAS, 7.00%, 04/15/32
(b)
........... 400 412,261
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... 400 405,500
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 200 221,543
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
...................... 1,269 1,250,164
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 2,282 2,395,574
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 795 819,048
Zayo Group Holdings, Inc., 6.25%, (6.25% Cash
or 0.50% PIK), 03/09/30
(a) (b) (h)
.......... 1,651 1,566,467
28,775,966
Electric Utilities — 3.3%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 297 307,451
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(b)
...................... 200 206,222
Duke Energy Carolinas LLC
2.45% , 02/01/30 ................... 1,085 1,017,473
4.85% , 03/15/30 ................... 3,392 3,492,179
Duke Energy Corp.
2.65% , 09/01/26 ................... 7,257 7,195,125
4.85% , 01/05/27 ................... 332 335,089
3.15% , 08/15/27 ................... 1,426 1,408,219
4.30% , 03/15/28 ................... 1,238 1,244,668
4.85% , 01/05/29 ................... 3,971 4,048,800
3.40% , 06/15/29 ................... 2,376 2,319,255
2.45% , 06/01/30 ................... 500 463,554
Enel Finance International NV
(b)
4.13% , 09/30/28 ................... 1,623 1,620,114
4.38% , 09/30/30 ................... 3,740 3,724,188
Eversource Energy
4.75% , 05/15/26 ................... 309 309,775
4.45% , 12/15/30 ................... 2,290 2,277,176
Exelon Corp.
2.75% , 03/15/27 ................... 925 910,997
5.15% , 03/15/28 ................... 6,339 6,476,225
5.15% , 03/15/29 ................... 307 315,644
4.05% , 04/15/30 ................... 979 969,307
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ 3,904 3,888,425
2.65% , 03/01/30 ................... 3,070 2,862,408
Series B , 2.25% , 09/01/30 ............. 2,054 1,859,646
FirstEnergy Transmission LLC
2.87% , 09/15/28
(b)
.................. 1,662 1,606,735
4.55% , 01/15/30 ................... 593 597,589
NextEra Energy Capital Holdings, Inc.
4.63% , 07/15/27 ................... 1,846 1,865,798
4.69% , 09/01/27 ................... 5,377 5,440,895
4.85% , 02/04/28 ................... 1,745 1,776,967
1.90% , 06/15/28 ................... 546 520,293
4.90% , 03/15/29 ................... 553 566,740
5.05% , 03/15/30 ................... 1,280 1,320,494
2.25% , 06/01/30 ................... 549 504,884
NRG Energy, Inc.
2.45% , 12/02/27
(b)
.................. 2,395 2,314,456
5.75% , 01/15/28 ................... 45 45,172
4.73% , 10/15/30
(b)
.................. 2,965 2,968,757
Ohio Edison Co., 4.95%, 12/15/29
(b)
....... 1,576 1,611,641
Oncor Electric Delivery Co. LLC
4.30% , 05/15/28 ................... 1,167 1,176,239
3.70% , 11/15/28 ................... 529 525,491
4.65% , 11/01/29 ................... 4,260 4,329,512
Pacific Gas & Electric Co.
3.30% , 12/01/27 ................... 7,291 7,176,815
5.55% , 05/15/29 ................... 8,990 9,275,626
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.55% , 07/01/30 ................... USD 4,144 $ 4,126,197
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
217 214,024
PG&E Corp.
5.00% , 07/01/28 ................... 1,000 997,230
5.25% , 07/01/30 ................... 548 544,119
Southern California Edison Co.
5.65% , 10/01/28 ................... 1,289 1,333,941
5.15% , 06/01/29 ................... 264 269,761
Southern Co. (The)
3.25% , 07/01/26 ................... 652 649,747
Series 21-B , 1.75% , 03/15/28 .......... 5,686 5,414,814
5.50% , 03/15/29 ................... 3,736 3,877,412
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
...... 4,632 4,614,586
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 1,355 1,364,667
3.70% , 01/30/27 ................... 2,565 2,547,019
5.63% , 02/15/27 ................... 102 102,044
4.30% , 10/15/28 ................... 4,140 4,143,188
4.30% , 07/15/29 ................... 8,134 8,077,283
4.60% , 10/15/30 ................... 4,830 4,828,043
7.75% , 10/15/31 ................... 160 169,469
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 1,502 1,488,100
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 733 769,380
136,407,068
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 4.00%, 04/15/29 ... 211 205,871
Vertiv Group Corp., 4.13%, 11/15/28 ....... 566 559,044
764,915
Electronic Equipment, Instruments & Components — 0.1%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
. 2,022 1,974,887
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.25%, 04/01/28
(b)
..... 472 474,709
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 56 59,323
Enerflex, Inc., 6.88%, 01/15/31
(b)
......... 107 109,401
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 489 508,732
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 120 117,945
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 43 44,673
Oceaneering International, Inc., 6.00%, 02/01/28 32 32,359
Star Holding LLC, 8.75%, 08/01/31
(b)
....... 234 225,309
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 191 204,931
Transocean International Ltd.
(b)
8.75% , 02/15/30 ................... 102 106,581
7.88% , 10/15/32 ................... 195 203,658
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 54 55,393
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 661 684,209
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 174 181,041
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 823 873,847
3,882,111
Entertainment — 0.3%
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 243 243,495
3.75% , 01/15/28 ................... 345 339,169
Netflix, Inc.
4.88% , 04/15/28 ................... 2,330 2,379,893
5.88% , 11/15/28 ................... 2,903 3,052,152
4.88% , 06/15/30
(b)
.................. 2,613 2,678,917
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... 28 25,109
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(b)
90 85,950

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Warnermedia Holdings, Inc.
3.76% , 03/15/27 ................... USD 1,784 $ 1,771,997
5.05% , 03/15/42 ................... 1,695 1,192,857
11,769,539
Financial Services — 0.8%
Block, Inc.
2.75% , 06/01/26 ................... 556 552,680
5.63% , 08/15/30
(b)
.................. 317 323,442
6.50% , 05/15/32 ................... 39 40,555
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
1,484 1,577,269
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 ................... 242 246,839
6.75% , 12/01/32 ................... 136 138,207
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 76 79,713
6.88% , 05/01/31 ................... 143 143,086
9.13% , 05/15/31 ................... 516 554,213
8.38% , 04/01/32 ................... 155 163,163
Global Payments, Inc.
1.20% , 03/01/26 ................... 695 691,755
4.80% , 04/01/26 ................... 3,082 3,082,619
2.15% , 01/15/27 ................... 613 600,106
4.45% , 06/01/28 ................... 424 424,374
4.50% , 11/15/28 ................... 3,930 3,937,474
4.88% , 11/15/30 ................... 3,957 3,961,412
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(b)
400 399,300
National Rural Utilities Cooperative Finance
Corp., 4.75%, 02/07/28 .............. 1,057 1,073,027
NTT Finance Corp.
(b)
4.57% , 07/16/27 ................... 1,439 1,451,142
4.37% , 07/27/27 ................... 3,470 3,488,084
4.62% , 07/16/28 ................... 3,018 3,058,140
4.88% , 07/16/30 ................... 689 701,686
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 109 115,981
7.13% , 11/15/30 ................... 504 529,819
6.88% , 05/15/32 ................... 565 591,496
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... 1,209 1,246,948
6.13% , 08/01/30 ................... 1,824 1,885,431
7.13% , 02/01/32 ................... 27 28,404
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.... 255 251,280
Shift4 Payments LLC, 5.50%, 05/15/33
(b)
.... EUR 250 300,874
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... USD 563 570,082
6.25% , 03/15/31 ................... 547 546,128
WEX, Inc., 6.50%, 03/15/33
(b)
........... 308 315,288
33,070,017
Food Products — 0.1%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 50 49,194
Chobani LLC, 4.63%, 11/15/28 ........... 1,474 1,474,271
Darling Global Finance BV, 4.50%, 07/15/32 .. EUR 170 202,395
Fiesta Purchaser, Inc., 7.88%, 03/01/31 ..... USD 50 52,145
Lamb Weston Holdings, Inc.
4.88% , 05/15/28 ................... 240 239,389
4.13% , 01/31/30 ................... 1,264 1,222,687
Post Holdings, Inc.
4.63% , 04/15/30 ................... 190 185,015
4.50% , 09/15/31 ................... 1,391 1,318,733
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 97 93,454
4,837,283
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... USD 131 $ 139,553
Ferrellgas LP, 9.25%, 01/15/31 .......... 183 188,479
328,032
Ground Transportation — 1.0%
Albion Financing 1 SARL, 7.00%, 05/21/30
(b)
.. 1,042 1,087,547
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 511 526,970
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 65 65,563
Norfolk Southern Corp., 2.90%, 06/15/26 .... 1,660 1,653,583
Ryder System, Inc.
1.75% , 09/01/26 ................... 777 765,330
2.85% , 03/01/27 ................... 5,131 5,064,306
4.30% , 06/15/27 ................... 267 267,994
5.25% , 06/01/28 ................... 537 551,246
5.38% , 03/15/29 ................... 354 366,384
5.00% , 03/15/30 ................... 1,462 1,496,891
Uber Technologies, Inc.
4.50% , 08/15/29
(b)
.................. 17,815 17,817,191
4.30% , 01/15/30 ................... 3,685 3,708,014
4.15% , 01/15/31 ................... 6,959 6,933,257
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... 86 90,068
40,394,344
Health Care Equipment & Supplies — 0.2%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 1,684 1,674,850
3.88% , 11/01/29 ................... 11 10,519
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 2,115 2,207,531
Hologic, Inc., 3.25%, 02/15/29 ........... 12 11,827
Medline Borrower LP
3.88% , 04/01/29 ................... 673 657,056
6.25% , 04/01/29 ................... 1,029 1,063,740
5.25% , 10/01/29 ................... 1,990 2,000,758
Sotera Health Holdings LLC, 7.38%, 06/01/31 . 110 115,371
Teleflex, Inc., 4.25%, 06/01/28 ........... 501 493,298
8,234,950
Health Care Providers & Services — 2.0%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 320 317,206
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................... 135 134,962
5.25% , 05/15/30 ................... 1,781 1,672,702
4.75% , 02/15/31 ................... 356 317,155
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 471 492,574
Elevance Health, Inc.
1.50% , 03/15/26 ................... 519 516,302
3.65% , 12/01/27 ................... 2,986 2,971,720
4.10% , 03/01/28 ................... 3,043 3,045,866
4.00% , 09/15/28 ................... 586 585,114
5.15% , 06/15/29 ................... 181 186,767
4.75% , 02/15/30 ................... 1,286 1,311,619
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
100 94,035
HCA, Inc.
5.25% , 06/15/26 ................... 9,751 9,758,589
5.00% , 03/01/28 ................... 11,022 11,227,441
5.20% , 06/01/28 ................... 11,399 11,679,159
5.88% , 02/01/29 ................... 4,110 4,283,022
4.13% , 06/15/29 ................... 1,107 1,103,246
5.25% , 03/01/30 ................... 7,824 8,076,924
3.50% , 09/01/30 ................... 6,984 6,716,221
4.30% , 11/15/30 ................... 4,390 4,373,406
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 623 612,032
Humana, Inc.
5.75% , 03/01/28 ................... 2,256 2,326,001
3.70% , 03/23/29 ................... 952 934,719
5.38% , 04/15/31 ................... 3,080 3,184,365

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... USD 25 $ 26,917
11.00% , 10/15/30 .................. 1,710 1,875,246
8.38% , 02/15/32 ................... 888 963,892
Molina Healthcare, Inc., 6.50%, 02/15/31
(b)
... 324 332,758
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 129 135,450
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 1,671 1,783,305
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 241 246,614
6.75% , 05/15/31 ................... 1,559 1,622,153
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
287 289,128
83,196,610
Health Care REITs — 0.0%
(b)
Diversified Healthcare Trust, 7.25%, 10/15/30 . 141 144,171
MPT Operating Partnership LP, 8.50%, 02/15/32 805 859,686
1,003,857
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00% , 05/15/27 ................... 723 722,802
6.25% , 06/01/32 ................... 832 869,372
1,592,174
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 382 392,081
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 71 72,672
RHP Hotel Properties LP
4.75% , 10/15/27 ................... 102 101,577
7.25% , 07/15/28
(b)
.................. 384 395,987
4.50% , 02/15/29
(b)
.................. 913 903,907
6.50% , 04/01/32
(b)
.................. 706 732,183
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 192 190,932
Service Properties Trust, 8.63%, 11/15/31
(b)
... 2,014 2,115,437
XHR LP, 6.63%, 05/15/30
(b)
............. 64 66,053
4,970,829
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... 310 305,583
4.38% , 01/15/28 ................... 929 923,142
5.63% , 09/15/29 ................... 100 101,819
4.00% , 10/15/30 ................... 450 428,582
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 311 306,747
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 ................... 76 72,902
7.00% , 02/15/30 ................... 2,454 2,541,502
6.50% , 02/15/32 ................... 113 115,760
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 325 335,694
5.75% , 08/01/32 ................... 937 961,625
Carnival plc, 4.13%, 07/15/31
(b)
.......... EUR 365 434,310
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 ................... USD 987 986,999
4.75% , 01/15/28 ................... 328 326,781
5.75% , 04/01/30 ................... 1,682 1,698,381
6.75% , 05/01/31 ................... 8 8,295
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
. 1,010 980,945
Flutter Treasury DAC, 5.88%, 06/04/31
(b)
.... 600 608,340
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 194 195,969
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(b)
...................... 1,397 1,446,605
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 343 357,811
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(b)
. 1,488 1,470,352
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. USD 600 $ 534,466
MGM Resorts International, 6.13%, 09/15/29 .. 231 237,392
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 189 197,014
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... 545 542,938
6.75% , 02/01/32 ................... 704 720,841
6.25% , 09/15/33 ................... 51 50,979
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
134 136,778
Sabre GLBL, Inc.
(b)
10.75% , 11/15/29 .................. 71 60,373
10.75% , 03/15/30 .................. 182 149,664
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
121 107,540
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 957 949,093
4.63% , 12/01/31 ................... 71 67,312
6.63% , 03/15/32 ................... 295 301,980
Vail Resorts, Inc., 5.63%, 07/15/30
(b)
....... 190 193,089
Viking Cruises Ltd., 9.13%, 07/15/31
(b)
...... 664 711,038
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 51 51,081
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 426 452,038
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 ................... 1,630 1,626,773
5.13% , 12/15/29 ................... 200 198,196
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 914 919,415
7.13% , 02/15/31 ................... 439 475,037
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
....... 4 4,003
23,295,184
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 23 23,055
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
...................... 369 356,939
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 45 46,312
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 28 28,881
K. Hovnanian Enterprises, Inc., 8.00%,
04/01/31
(b)
...................... 527 537,839
LGI Homes, Inc., 8.75%, 12/15/28
(b)
........ 49 51,110
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 39 37,861
New Home Co., Inc. (The)
(b)
9.25% , 10/01/29 ................... 100 104,367
8.50% , 11/01/30 ................... 66 67,970
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 187 196,080
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 158 153,937
3.88% , 10/15/31 ................... 138 128,987
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 47 49,368
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
...................... 210 216,067
1,998,773
Independent Power and Renewable Electricity Producers — 0.0%
(b)
Calpine Corp.
4.50% , 02/15/28 ................... 7 7,005
5.13% , 03/15/28 ................... 436 436,489
Clearway Energy Operating LLC, 4.75%,
03/15/28 ....................... 240 239,477
TransAlta Corp., 5.88%, 02/01/34 ......... 232 233,603
916,574
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.70%, 02/01/30 . 3,645 3,725,103

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.6%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... USD 3,105 $ 3,085,263
6.75% , 04/15/28 ................... 227 231,126
7.00% , 01/15/31 ................... 1,508 1,564,513
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 71 73,017
4.88% , 06/30/29 ................... 617 606,786
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 199 200,987
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 3,452 3,618,921
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%,
12/31/32 ....................... 825 856,029
Howden UK Refinance plc, 7.25%, 02/15/31 .. 3,105 3,197,542
HUB International Ltd., 7.25%, 06/15/30 ..... 5,029 5,280,073
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 .................. 447 468,504
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 3,729 3,864,169
Ryan Specialty LLC, 4.38%, 02/01/30 ...... 42 41,220
23,088,150
Interactive Media & Services — 0.1%
Alphabet, Inc., 4.10%, 11/15/30 .......... 3,250 3,259,974
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 608 630,037
6.88% , 03/15/34 ................... 306 315,065
4,205,076
IT Services — 0.3%
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... 6,962 7,355,319
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
. 200 195,201
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... 348 323,561
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
1,293 1,349,168
ION Platform Finance US, Inc.
(b)
5.00% , 05/01/28 ................... 200 185,651
9.50% , 05/30/29 ................... 200 202,540
7.88% , 09/30/32 ................... 986 935,573
Twilio, Inc., 3.63%, 03/15/29 ............ 500 482,988
11,030,001
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 28 28,619
Machinery — 0.1%
(b)
Chart Industries, Inc., 7.50%, 01/01/30 ...... 1,350 1,407,031
Esab Corp., 6.25%, 04/15/29 ............ 103 105,907
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ....................... 1,258 1,319,302
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 79 84,854
Mueller Water Products, Inc., 4.00%, 06/15/29 . 91 88,493
Terex Corp., 5.00%, 05/15/29 ........... 169 168,425
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 2,396 2,396,563
5,570,575
Media — 1.0%
Charter Communications Operating LLC
4.20% , 03/15/28 ................... 9,810 9,761,177
2.25% , 01/15/29 ................... 10,650 9,969,395
5.05% , 03/30/29 ................... 639 646,422
6.10% , 06/01/29 ................... 6,700 6,992,649
Clear Channel Outdoor Holdings, Inc.
(b)
7.88% , 04/01/30 ................... 3,656 3,850,473
7.13% , 02/15/31 ................... 1,509 1,580,140
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 339 340,990
8.88% , 02/01/30 ................... 512 518,038
10.00% , 02/15/31 .................. 1,654 1,690,474
Gray Media, Inc., 10.50%, 07/15/29
(b)
....... 262 281,739
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 161 164,804
Security
Par (000)
Par (000) Value
Media (continued)
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 ................... USD 299 $ 299,511
10.38% , 05/15/31 .................. 197 201,992
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 218 218,315
4.25% , 01/15/29 ................... 1,878 1,828,961
4.63% , 03/15/30 ................... 162 158,136
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 36 35,684
5.00% , 08/01/27 ................... 828 830,016
4.00% , 07/15/28 ................... 35 34,215
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. 200 198,854
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 1,681 1,740,970
8.50% , 07/31/31 ................... 298 311,299
9.38% , 08/01/32 ................... 518 556,753
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 279 287,841
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................. 200 196,223
42,695,071
Metals & Mining — 1.1%
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 461 489,195
11.50% , 10/01/31 .................. 1,396 1,536,372
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,293 1,302,379
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 149 154,321
Constellium SE
(b)
5.63% , 06/15/28 ................... 637 636,909
3.75% , 04/15/29 ................... 1,751 1,690,779
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 369 370,153
Glencore Funding LLC
(b)
4.00% , 03/27/27 ................... 8,952 8,942,985
3.88% , 10/27/27 ................... 691 688,532
4.91% , 04/01/28 ................... 8,185 8,321,260
5.40% , 05/08/28 ................... 2,930 3,005,541
6.13% , 10/06/28 ................... 4,402 4,617,933
5.19% , 04/01/30 ................... 5,761 5,920,393
2.50% , 09/01/30 ................... 303 277,634
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
... 838 809,612
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 383 406,456
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 373 359,818
6.88% , 01/30/30 ................... 1,451 1,506,648
Steel Dynamics, Inc., 4.00%, 12/15/28 ...... 3,850 3,845,577
44,882,497
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Arbor Realty SR, Inc.
8.50% , 12/15/28 ................... 91 90,636
7.88% , 07/15/30 ................... 135 128,991
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 170 168,248
Starwood Property Trust, Inc.
4.38% , 01/15/27 ................... 44 43,727
7.25% , 04/01/29 ................... 203 214,389
6.00% , 04/15/30 ................... 96 98,534
6.50% , 07/01/30 ................... 202 210,708
6.50% , 10/15/30 ................... 558 581,767
1,537,000
Multi-Utilities — 0.4%
Consumers Energy Co.
4.70% , 01/15/30 ................... 363 370,993
4.50% , 01/15/31 ................... 3,950 3,993,521
Dominion Energy, Inc.
4.25% , 06/01/28 ................... 436 437,457

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.00% , 06/15/30 ................... USD 2,914 $ 2,993,946
NiSource, Inc., 5.25%, 03/30/28 .......... 700 717,655
Public Service Enterprise Group, Inc.
5.20% , 04/01/29 ................... 297 305,286
4.90% , 03/15/30 ................... 2,687 2,747,600
Sempra, 3.40%, 02/01/28 .............. 4,193 4,129,124
15,695,582
Oil, Gas & Consumable Fuels — 5.3%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 227 237,822
Antero Midstream Partners LP
(b)
5.75% , 01/15/28 ................... 48 48,092
5.38% , 06/15/29 ................... 231 231,006
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(b)
...................... 254 254,666
Blue Racer Midstream LLC, 7.00%, 07/15/29
(b)
. 211 220,055
Buckeye Partners LP
(b)
6.88% , 07/01/29 ................... 10 10,402
6.75% , 02/01/30 ................... 40 41,990
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 608 633,198
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 5,254 5,304,809
3.70% , 11/15/29 ................... 6,688 6,531,376
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 23,251 23,299,884
4.00% , 03/01/31 ................... 1,167 1,136,377
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 335 348,341
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................... 95 97,887
8.75% , 07/01/31 ................... 50 51,870
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 587 588,042
5.88% , 01/15/30 ................... 8 7,781
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 750 741,989
Crescent Energy Finance LLC
9.75% , 10/15/30 ................... 653 685,274
7.63% , 04/01/32
(b)
.................. 283 274,375
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 196 200,485
Diamondback Energy, Inc.
3.50% , 12/01/29 ................... 4,817 4,672,869
5.15% , 01/30/30 ................... 10,344 10,639,493
Enbridge, Inc.
5.25% , 04/05/27 ................... 1,985 2,012,402
3.70% , 07/15/27 ................... 734 730,132
5.30% , 04/05/29 ................... 523 539,135
Energy Transfer LP
4.20% , 04/15/27 ................... 1,344 1,344,577
5.63% , 05/01/27
(b)
.................. 4,911 4,910,529
5.55% , 02/15/28 ................... 2,587 2,655,863
4.95% , 05/15/28 ................... 3,636 3,694,772
6.10% , 12/01/28 ................... 7,120 7,478,666
6.00% , 02/01/29
(b)
.................. 2,011 2,032,900
5.25% , 07/01/29 ................... 3,105 3,195,283
5.20% , 04/01/30 ................... 1,560 1,606,837
3.75% , 05/15/30 ................... 902 877,797
EQT Corp.
3.13% , 05/15/26
(b)
.................. 1,078 1,071,842
6.50% , 07/01/27 ................... 1,445 1,472,862
3.90% , 10/01/27 ................... 7,102 7,069,649
5.70% , 04/01/28 ................... 1,078 1,112,436
4.50% , 01/15/29 ................... 6,630 6,645,640
5.00% , 01/15/29 ................... 5,580 5,652,748
6.38% , 04/01/29 ................... 9,805 10,146,027
7.00% , 02/01/30
(c)
.................. 3,875 4,208,842
7.50% , 06/01/30 ................... 9,220 10,141,714
4.75% , 01/15/31 ................... 3,895 3,920,565
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.
5.38% , 02/01/29 ................... USD 6,898 $ 6,898,142
5.38% , 03/15/30 ................... 10,874 11,021,762
Genesis Energy LP, 7.75%, 02/01/28 ....... 44 44,181
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 96 99,137
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 143 147,676
4.25% , 02/15/30 ................... 95 92,918
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 120 120,681
5.75% , 02/01/29 ................... 454 449,174
6.00% , 04/15/30 ................... 856 831,779
6.25% , 04/15/32 ................... 36 33,890
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 441 423,206
Kinetik Holdings LP, 6.63%, 12/15/28
(b)
...... 36 37,068
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 120 122,626
6.50% , 04/15/32 ................... 224 227,173
NGL Energy Operating LLC, 8.13%, 02/15/29
(b)
1,077 1,117,888
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 317 308,649
Occidental Petroleum Corp., 5.00%, 08/01/27 . 3,442 3,504,789
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 63 60,671
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 163 165,129
5.88% , 07/01/29 ................... 758 762,443
9.88% , 07/15/31 ................... 175 188,077
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 3,800 3,809,500
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 84 87,312
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 88 87,808
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 13,171 13,259,526
4.20% , 03/15/28 ................... 2,907 2,909,859
4.50% , 05/15/30 ................... 5,472 5,494,153
Sunoco LP, 5.63%, 03/15/31
(b)
........... 115 115,843
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 141 141,076
7.38% , 02/15/29 ................... 449 464,070
Targa Resources Partners LP
5.00% , 01/15/28 ................... 2,324 2,324,578
5.50% , 03/01/30 ................... 2,875 2,919,289
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 51 50,502
TransCanada PipeLines Ltd., 4.25%, 05/15/28 . 463 463,922
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 3,654 3,787,287
7.00% , 01/15/30 ................... 78 75,070
8.38% , 06/01/31 ................... 1,043 1,037,186
9.88% , 02/01/32 ................... 101 104,340
Venture Global Plaquemines LNG LLC, 6.13%,
12/15/30
(b)
...................... 1,413 1,438,921
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 14,215 14,378,046
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 200 201,885
Williams Cos., Inc. (The)
5.30% , 08/15/28 ................... 1,208 1,243,577
4.90% , 03/15/29 ................... 101 103,105
219,933,215
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(b)
........ 83 81,478
Passenger Airlines — 0.3%
American Airlines, Inc.
(b)
5.75% , 04/20/29 ................... 17 17,312

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
8.50% , 05/15/29 ................... USD 109 $ 114,002
AS Mileage Plan IP Ltd., 5.02%, 10/20/29
(b)
... 7,240 7,290,250
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 223 224,664
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 198 211,887
United Airlines Pass-Through Trust
Series 2020-1 , Class B , 4.88% , 01/15/26 ... 233 232,565
Series 2020-1 , Class A , 5.88% , 10/15/27 ... 1,709 1,752,114
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 1,217 1,211,721
11,054,515
Personal Care Products — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32
(b)
........ 254 260,152
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 347 338,001
598,153
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 3,400 3,536,057
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
185 195,417
Bausch Health Cos., Inc., 4.88%, 06/01/28
(b)
.. 13 11,635
Merck & Co., Inc., 4.15%, 03/15/31 ........ 2,850 2,841,065
Organon & Co., 4.13%, 04/30/28
(b)
........ 200 194,887
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ....................... 1,858 1,882,634
Pfizer, Inc., 4.20%, 11/15/30 ............ 4,276 4,295,805
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 385 379,947
13,337,447
Professional Services — 0.2%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 147 154,950
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 1,784 1,747,723
KBR, Inc., 4.75%, 09/30/28
(b)
............ 16 15,680
Paychex, Inc., 5.10%, 04/15/30 .......... 7,271 7,485,599
9,403,952
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC
(b)
7.00% , 04/15/30 ................... 84 84,126
9.75% , 04/15/30 ................... 223 242,016
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... 448 478,506
Fantasia Holdings Group Co. Ltd.
(d)(i)(j)
11.88% , 06/01/24 .................. 667 6,670
9.25% , 07/28/24 ................... 667 6,670
9.88% , 10/19/24 ................... 333 3,330
10.88% , 01/09/25 .................. 1,167 11,670
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
88 91,941
Howard Hughes Corp. (The)
(b)
5.38% , 08/01/28 ................... 205 205,764
4.38% , 02/01/31 ................... 99 94,257
1,224,950
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
218 215,452
Realty Income Corp.
0.75% , 03/15/26 ................... 536 532,369
4.88% , 06/01/26 ................... 351 351,871
3.00% , 01/15/27 ................... 520 515,381
3.25% , 06/15/29 ................... 1,874 1,821,170
3,436,243
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc., 4.00%, 01/15/31 ..... 2,770 2,755,932
Broadcom, Inc.
4.00% , 04/15/29
(b)
.................. 3,583 3,567,894
4.75% , 04/15/29 ................... 365 371,851
5.05% , 07/12/29 ................... 15,583 16,043,903
4.60% , 07/15/30 ................... 2,665 2,707,723
4.20% , 10/15/30 ................... 1,410 1,408,928
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.15% , 11/15/30 ................... USD 3,381 $ 3,367,140
Foundry JV Holdco LLC, 5.50%, 01/25/31
(b)
... 4,590 4,737,773
Intel Corp., 4.88%, 02/10/28 ............ 1,314 1,332,459
Micron Technology, Inc.
5.33% , 02/06/29 ................... 1,363 1,405,375
5.30% , 01/15/31 ................... 4,880 5,054,796
NXP BV, 3.40%, 05/01/30 .............. 605 583,038
Qnity Electronics, Inc., 5.75%, 08/15/32
(b)
.... 592 605,288
QUALCOMM, Inc., 4.50%, 05/20/30 ....... 650 660,733
44,602,833
Software — 1.8%
AppLovin Corp., 5.13%, 12/01/29 ......... 23,688 24,297,377
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 41 40,721
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 1,264 1,301,887
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 291 252,915
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 31 26,282
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 2,515 2,441,571
4.88% , 07/01/29 ................... 53 50,112
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 5,156 5,223,481
8.25% , 06/30/32 ................... 19 19,856
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 929 947,256
Fair Isaac Corp., 4.00%, 06/15/28
(b)
........ 200 197,250
Gen Digital, Inc., 6.75%, 09/30/27
(b)
........ 181 183,696
Oracle Corp.
1.65% , 03/25/26 ................... 10,510 10,443,735
2.80% , 04/01/27 ................... 1,870 1,832,901
3.25% , 11/15/27 ................... 3,700 3,619,596
4.80% , 08/03/28 ................... 3,082 3,097,344
4.20% , 09/27/29 ................... 2,313 2,266,871
2.95% , 04/01/30 ................... 3,711 3,425,880
4.45% , 09/26/30 ................... 3,280 3,208,942
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
.. 1,308 1,309,181
Synopsys, Inc.
4.65% , 04/01/28 ................... 2,110 2,138,434
4.85% , 04/01/30 ................... 4,831 4,934,156
UKG, Inc., 6.88%, 02/01/31
(b)
............ 3,331 3,421,647
VMware LLC, 1.80%, 08/15/28 ........... 136 128,606
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
191 180,246
74,989,943
Specialized REITs — 1.7%
American Tower Corp.
3.55% , 07/15/27 ................... 6,349 6,298,645
3.60% , 01/15/28 ................... 6,128 6,070,369
5.50% , 03/15/28 ................... 844 868,365
5.20% , 02/15/29 ................... 4,529 4,661,062
3.95% , 03/15/29 ................... 2,804 2,780,359
3.80% , 08/15/29 ................... 5,687 5,599,413
2.90% , 01/15/30 ................... 1,275 1,210,323
5.00% , 01/31/30 ................... 900 921,557
4.90% , 03/15/30 ................... 4,790 4,892,181
Crown Castle, Inc.
1.05% , 07/15/26 ................... 3,027 2,976,940
3.65% , 09/01/27 ................... 3,135 3,110,054
Equinix, Inc.
2.90% , 11/18/26 ................... 3,386 3,352,405
1.80% , 07/15/27 ................... 6,942 6,706,420
1.55% , 03/15/28 ................... 3,122 2,961,443
3.20% , 11/18/29 ................... 13,080 12,556,125
2.15% , 07/15/30 ................... 779 706,534
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 ................... 1,431 1,469,939
5.25% , 07/15/30 ................... 352 347,742

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... USD 505 $ 516,728
6.25% , 09/15/32 ................... 393 396,530
SBA Communications Corp., 3.13%, 02/01/29 . 495 473,490
68,876,624
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 156 156,826
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 6 5,983
4.75% , 03/01/30 ................... 91 89,707
Carvana Co., 9.00%, (9.00% Cash or 14.00%
PIK), 06/01/31
(b) (h)
................. 1,383 1,560,250
EG Global Finance plc, 12.00%, 11/30/28
(b)
... 487 529,312
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. 70 72,030
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
...................... 806 794,080
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 162 162,643
Staples, Inc., 10.75%, 09/01/29
(b)
......... 96 95,441
3,466,272
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 4.50%, 02/15/31 ..... 2,900 2,895,861
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 ................... 420 445,383
5.88% , 07/15/30 ................... 231 238,130
8.50% , 07/15/31 ................... 245 260,475
3,839,849
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Beach Acquisition Bidco LLC, 5.25%, 07/15/32 . EUR 365 436,692
Crocs, Inc., 4.25%, 03/15/29 ............ USD 122 118,068
Levi Strauss & Co.
4.00% , 08/15/30 ................... EUR 115 137,246
3.50% , 03/01/31 ................... USD 121 112,678
804,684
Tobacco — 1.8%
Altria Group, Inc.
2.63% , 09/16/26 ................... 2,202 2,182,935
6.20% , 11/01/28 ................... 6,163 6,508,695
4.80% , 02/14/29 ................... 6,529 6,640,591
3.40% , 05/06/30 ................... 848 816,393
4.50% , 08/06/30 ................... 4,096 4,128,662
BAT Capital Corp.
3.22% , 09/06/26 ................... 3,673 3,654,357
3.56% , 08/15/27 ................... 8,327 8,262,954
2.26% , 03/25/28 ................... 412 396,455
6.34% , 08/02/30 ................... 5,672 6,134,662
5.83% , 02/20/31 ................... 321 340,557
BAT International Finance plc
1.67% , 03/25/26 ................... 317 315,250
4.45% , 03/16/28 ................... 3,019 3,042,453
5.93% , 02/02/29 ................... 8,332 8,743,006
Philip Morris International, Inc.
4.88% , 02/15/28 ................... 6,991 7,125,190
3.13% , 03/02/28 ................... 1,448 1,424,455
3.88% , 10/27/28 ................... 1,913 1,910,676
5.13% , 02/15/30 ................... 2,710 2,801,261
4.38% , 04/30/30 ................... 3,762 3,785,190
4.00% , 10/29/30 ................... 5,710 5,658,159
73,871,901
Trading Companies & Distributors — 0.2%
(b)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 252 252,221
7.88% , 12/01/30 ................... 765 813,504
7.00% , 05/01/31 ................... 2,992 3,150,839
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc.
6.63% , 06/15/29 ................... USD 705 $ 731,859
7.00% , 06/15/30 ................... 505 531,476
5.75% , 03/15/31 ................... 163 165,420
QXO Building Products, Inc., 6.75%, 04/30/32 . 1,564 1,633,471
WESCO Distribution, Inc., 6.63%, 03/15/32 ... 410 428,107
7,706,897
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 200 212,148
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 988 1,025,672
Maya SAS
(b)
7.00% , 10/15/28 ................... 1,685 1,705,951
8.50% , 04/15/31 ................... 650 699,562
Rogers Communications, Inc.
2.90% , 11/15/26 ................... 1,710 1,692,497
3.20% , 03/15/27 ................... 5,961 5,901,127
5.00% , 02/15/29 ................... 4,118 4,196,062
T-Mobile USA, Inc.
1.50% , 02/15/26 ................... 1,316 1,311,695
2.25% , 02/15/26 ................... 8,082 8,063,506
3.75% , 04/15/27 ................... 4,438 4,424,058
4.75% , 02/01/28 ................... 4,511 4,512,766
2.05% , 02/15/28 ................... 5,267 5,056,058
4.95% , 03/15/28 ................... 490 499,084
4.85% , 01/15/29 ................... 922 941,732
2.63% , 02/15/29 ................... 2 1,909
3.38% , 04/15/29 ................... 5,165 5,033,921
3.88% , 04/15/30 ................... 12,756 12,543,931
Vmed O2 UK Financing I plc, 4.25%, 01/31/31
(b)
200 182,402
58,004,081
Total Corporate Bonds — 48 .1%
(Cost: $ 1,961,225,046 ) ............................ 1,990,103,539
Foreign Agency Obligations
Canada — 0.5%
(b)
OMERS Finance Trust , 4.38% , 03/20/30 ..... 5,195 5,283,698
Ontario Teachers' Finance Trust , 4.25% ,
04/25/28 ........................ 13,860 14,020,710
19,304,408
Total Foreign Agency Obligations — 0 .5%
(Cost: $ 19,026,005 ) ............................... 19,304,408
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development
Authority , Series 2024 , RB , 7.38% , 10/01/29
(b)
1,270 1,332,263
Massachusetts — 0 .1%
Massachusetts Educational Financing Authority ,
Series 2024A , RB , 6.35% , 07/01/49 ...... 2,035 2,104,881
Total Municipal Bonds — 0 .1%
(Cost: $ 3,305,000 ) ............................... 3,437,144
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.9%
A&D Mortgage Trust, Series 2023-NQM5, Class
A1, 7.05%, 11/25/68
(b) (c)
.............. 1,079 1,091,241
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (c)
................. 3,398 3,412,811
Angel Oak Mortgage Trust
(b)
Series 2023-6, Class A1, 6.50%, 12/25/67
(c)
. 1,604 1,615,869

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
. USD 4,835 $ 4,842,611
Series 2025-11, Class A1, 4.97%, 10/25/70
(a)
3,149 3,153,179
Arroyo Mortgage Trust, Series 2022-2, Class A1,
4.95%, 07/25/57
(b) (c)
................. 3,448 3,433,790
Atlas Funding plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.58%, 09/20/61 ................. GBP 408 550,419
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.03%, 09/20/61 ................. 100 135,278
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 09/20/61 ................. 104 141,250
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/20/61 ................. 100 137,405
Auburn 15 plc, Series 15, Class A2, (Sterling
Overnight Index Average at 0.00% Floor +
1.10%), 4.83%, 07/20/45
(a) (d)
........... 634 856,523
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.14%, 11/25/33
(a)
.......... USD 98 86,749
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM1, Class A1, 5.90%,
01/25/64
(c)
..................... 3,358 3,382,770
Series 2025-NQM3, Class A1, 5.64%,
05/25/65
(a)
..................... 2,543 2,559,669
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 1.70%), 5.42%,
08/27/58
(a) (d)
...................... GBP 520 702,648
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 4.04%, 07/25/34
(a)
............... USD 146 137,806
Bletchley Park Funding plc, Series 2025-1, Class
B, (Sterling Overnight Index Average at 0.00%
Floor + 1.20%), 4.92%, 01/27/70
(a) (d)
...... GBP 416 561,115
Braccan Mortgage Funding plc
(a)(d)
Series 2025-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.84%),
4.58%, 05/17/67 ................. 1,040 1,405,152
Series 2025-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
4.84%, 05/17/67 ................. 215 289,919
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class A1, 6.60%,
09/25/63
(c)
..................... USD 2,915 2,934,461
Series 2023-NQM6, Class A3, 7.06%,
09/25/63
(c)
..................... 1,902 1,913,506
Series 2025-NQM10, Class A1, 4.87%,
09/25/65
(a)
..................... 4,910 4,908,460
Series 2025-NQM3, Class A1, 5.57%,
03/25/65
(c)
..................... 1,083 1,092,486
Canada Square Funding plc
(a)(d)
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.45%), 5.20%,
01/17/59 ...................... GBP 318 428,010
Series 6, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 1.85%), 5.60%,
01/17/59 ...................... 178 239,456
Castell plc, Series 2025-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.97%), 4.69%, 01/27/62
(a) (d)
........... 783 1,057,420
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.50%
Cap + 1.01%), 4.75%, 07/25/49 ....... USD 551 524,333
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-11, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.30%), 5.17%, 02/25/56 ........... USD 5,654 $ 5,676,663
Series 2025-2, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.20%), 5.07%, 12/25/55 ........... 2,889 2,879,896
Series 2025-3, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.30%), 5.17%, 02/25/56 ........... 4,548 4,549,275
Series 2025-5, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.50%), 5.37%, 04/25/56 ........... 5,669 5,699,008
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 160 158,691
Series 2005-HYB8, Class 2A1, 4.30%,
12/20/35
(a)
..................... 399 368,665
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
...................... 2,709 2,513,119
Citadel plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.02%),
4.74%, 04/28/60 ................. GBP 642 866,935
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.17%, 04/28/60 ................. 100 135,823
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.47%, 04/28/60 ................. 100 135,749
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.17%, 04/28/60 ................. 100 136,833
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.75%),
7.47%, 04/28/60 ................. 100 136,786
COLT Mortgage Loan Trust
(b)
Series 2022-3, Class A1, 3.90%, 02/25/67
(a)
. USD 1,964 1,933,093
Series 2023-1, Class A1, 6.05%, 04/25/68
(c)
. 1,797 1,798,528
Series 2025-4, Class A1, 5.79%, 04/25/70
(c)
. 4,048 4,096,511
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a) (b)
...................... 4,138 4,042,666
Cross Mortgage Trust, Series 2025-H3, Class A1,
5.88%, 04/25/70
(a) (b)
................. 5,648 5,724,218
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B4, 5.57%,
04/25/43 ...................... 94 94,020
Series 2015-1, Class A1, 2.50%, 01/25/45 .. 4,245 3,787,391
Series 2015-3, Class A9, 3.50%, 03/25/45 .. 653 613,833
Series 2017-RPL1, Class A1, 2.75%, 07/25/57 281 275,414
Dilosk Rmbs No. 8 Sts DAC
(a)(d)
Series 8-STS, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.65%), 2.70%, 05/20/62 . EUR 386 454,472
Series 8-STS, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 2.95%, 05/20/62 . 131 153,249
Dilosk Rmbs No. 9 Dac, Series 9, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.68%), 2.75%,
01/25/63
(a) (d)
...................... 246 289,522
Domi BV, Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.71%), 2.74%,
04/16/57
(a) (d)
...................... 1,490 1,754,377
Driver Australia Ten, Series 10, Class B, (1-mo.
ASX Australia Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.50%), 5.06%, 02/21/33
(a) (d)
AUD 90 60,275
Dutch Property Finance BV
(a)(d)
Series 2021-2, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.80%), 2.87%, 04/28/59 . EUR 820 963,778

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.05%), 3.12%, 04/28/59 . EUR 503 $ 591,235
Series 2023-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 2.97%, 04/28/64 . 2,670 3,149,445
East One plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.12%, 12/27/55 ................. GBP 281 380,491
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.42%, 12/27/55 ................. 231 312,841
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.72%, 12/27/55 ................. 375 508,781
Edenbrook Mortgage Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.68%, 03/22/57 ................. 330 451,049
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.28%, 03/22/57 ................. 191 262,101
EFMT, Series 2025-NQM3, Class A1, 0.00%,
08/25/70
(b) (c)
...................... USD 5,605 5,651,961
Ellington Financial Mortgage Trust, Series 2025-
CES2, Class A1A, 5.65%, 02/25/60
(b) (c)
.... 5,661 5,726,688
Elstree Funding, Series 251-1ST, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.72%), 4.45%, 01/21/65
(a) (d)
...... GBP 1,226 1,650,252
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.12%), 4.85%, 10/21/55
(a) (d)
...... 290 391,917
Exmoor Funding plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
4.60%, 03/25/94 ................. 409 552,747
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.62%, 03/25/94 ................. 112 152,161
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
6.52%, 03/25/94 ................. 100 136,526
Finsbury Square Green plc, Series 2021-1GRX,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.25%), 4.98%, 12/16/67
(a) (d)
. 1,045 1,409,678
Finsbury Square plc
(a)(d)
Series 2021-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/16/71 ................. 371 500,578
Series 2021-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.43%, 12/16/71 ................. 200 268,653
Firstmac Mortgage Funding Trust, Series 2024-4,
Class A1, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.08%),
4.63%, 02/18/56
(a) (d)
................. AUD 3,010 2,014,841
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
.............. USD 953 919,061
Frontier Mortgage Funding plc, Series 2025-1,
Class B, (Sterling Overnight Index Average at
0.00% Floor + 1.00%), 4.73%, 12/20/66
(a) (d)
. GBP 1,493 2,011,089
GCAT Trust, Series 2025-NQM6, Class A1,
0.00%, 10/25/70
(a) (b)
................. USD 2,296 2,297,370
Gemgarto plc, Series 2021-1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 5.68%, 12/16/67
(a) (d)
........... GBP 218 294,202
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Corp.
Trust, Series 2019-PJ1, Class B1, 4.01%,
08/25/49
(a) (b)
...................... USD 1,311 $ 1,285,565
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66
(c)
..................... 2,325 2,329,172
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(c)
..................... 1,794 1,795,862
Series 2025-PJ10, Class A27, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.35%), 5.22%, 04/25/56
(a)
.......... 3,651 3,658,850
Harben Finance
(a)(d)
Series 2017-1RX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
4.87%, 09/28/55 ................. GBP 741 995,956
Series 2017-1RX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.22%, 09/28/55 ................. 441 591,357
Holmes Master Issuer plc, Series 2025-1, Class
A1, (Sterling Overnight Index Average at
0.00% Floor + 0.53%), 4.28%, 10/15/72
(a) (d)
. 2,995 4,040,078
Homes Trust
(b)(c)
Series 2023-NQM1, Class A1, 6.18%,
01/25/68 ...................... USD 1,843 1,838,823
Series 2023-NQM2, Class A1, 6.46%,
02/25/68 ...................... 1,584 1,587,071
Series 2024-NQM2, Class A1, 5.72%,
10/25/69 ...................... 4,300 4,336,406
Hops Hill No. 4 plc
(a)(d)
Series 4, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.88%), 4.61%,
04/21/56 ...................... GBP 527 712,790
Series 4, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 5.03%,
04/21/56 ...................... 265 358,918
Series 4, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.70%), 5.43%,
04/21/56 ...................... 214 289,795
Series 4, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.30%), 6.03%,
04/21/56 ...................... 215 289,372
Hops Hill No. 5 plc, Series 5, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.45%), 5.18%, 06/21/56
(a) (d)
........... 100 134,981
J.P. Morgan Mortgage Trust
(a)(b)
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.00%
Cap + 1.11%), 5.07%, 06/25/50 ....... USD 97 96,864
Series 2021-3, Class A12, 5.50%, 07/25/51 . 6,894 6,966,907
Series 2021-6, Class A12, 5.00%, 10/25/51 . 6,943 6,796,287
Series 2021-7, Class A12, 5.00%, 11/25/51 . 3,930 3,904,385
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 ...................... 3,912 3,867,502
Series 2024-2, Class A3, 6.00%, 08/25/54 .. 1,159 1,172,360
Series 2025-NQM4, Class A1, 4.95%,
03/25/66 ...................... 6,559 6,563,792
Series 2025-VIS3, Class A1, 5.06%, 02/25/66 3,009 3,019,723
Jubilee Place BV
(a)(d)
Series 7, Class A, (3-mo. EURIBOR at 0.00%
Floor + 0.72%), 2.79%, 09/18/62 ...... EUR 1,313 1,544,369
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.05%), 3.12%, 09/18/62 ...... 310 363,750
Jupiter Mortgage No. 1 plc
(a)(d)
Series 1X, Class AR, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
4.75%, 07/20/55 ................. GBP 481 649,354

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 1X, Class BR, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.45%, 07/20/55 ................. GBP 1,362 $ 1,848,491
Series 1X, Class CR, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
6.00%, 07/20/55 ................. 430 584,026
Series 1X, Class DR, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
6.75%, 07/20/55 ................. 293 397,974
La Trobe Financial Capital Markets Trust
(a)
Series 2024-3, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.30%), 4.85%, 11/13/55
(d)
AUD 688 461,515
Series 2025-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.05%), 4.60%, 05/15/57 . 2,430 1,621,754
Lanark Master Issuer plc, Series 2025-1X, Class
1A, (Sterling Overnight Index Average at
0.00% Floor + 0.47%), 4.21%, 12/22/69
(a) (d)
. GBP 1,041 1,402,322
Lanebrook Mortgage Transaction plc
(a)(d)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.00%, 07/20/58 ................. 158 212,417
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.53%, 03/15/61 ................. 284 383,577
Liberty, Series 2025-1, Class A1B, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.10%), 4.65%, 09/25/56
(a) (d)
. AUD 484 323,692
London Bridge Mortgages plc, Series 2025-1,
Class B, (Sterling Overnight Index Average at
0.00% Floor + 1.05%), 4.78%, 03/20/67
(a) (d)
. GBP 356 478,966
Meridian Funding plc
(a)(d)
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.58%, 02/20/68 ................. 4,014 5,410,629
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 02/20/68 ................. 335 451,050
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
5.78%, 02/20/68 ................. 356 479,974
Series 2025-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.25%),
6.98%, 02/20/68 ................. 384 515,756
MFA Trust
(b)(c)
Series 2023-INV2, Class A1, 6.77%, 10/25/58 USD 1,476 1,490,232
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ...................... 3,592 3,610,979
Series 2023-NQM4, Class A1, 6.10%,
12/25/68 ...................... 5,220 5,261,747
Mill City Mortgage Loan Trust
(a)(b)
Series 2018-1, Class A1, 3.25%, 05/25/62 .. 514 511,605
Series 2018-3, Class A1, 3.50%, 08/25/58 .. 992 981,482
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.36%, 04/28/62
(a) (d)
................. EUR 355 417,939
Molossus Btl plc, Series 2024-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 4.70%, 04/18/61
(a) (d)
...... GBP 584 787,499
Morgan Stanley Residential Mortgage Loan
Trust
(b)
Series 2025-DSC1, Class A1, 5.56%,
03/25/70
(c)
..................... USD 3,949 3,994,535
Series 2025-HX1, Class A1, 5.96%,
03/25/70
(a)
..................... 2,631 2,667,988
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM7, Class A1, 4.98%,
09/25/70
(c)
..................... USD 4,152 $ 4,155,576
Mortgage House RMBS Prime, Series 2024-2,
Class A1L, (1-mo. ASX Australia Bank Bill
Short Term Rates Mid at 0.00% Floor +
1.10%), 4.65%, 05/13/57
(a) (d)
........... AUD 814 544,925
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 4.63%, 11/25/34
(a)
.. USD 283 276,378
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.45%), 5.18%, 06/23/53
(a) (d)
...... GBP 111 149,724
New Residential Mortgage Loan Trust
(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56
(a)
..................... USD 745 708,996
Series 2018-1A, Class A1A, 4.00%,
12/25/57
(a)
..................... 2,613 2,561,176
Series 2020-1A, Class A1B, 3.50%,
10/25/59
(a)
..................... 6,409 6,048,269
Series 2024-NQM1, Class A1, 6.13%,
03/25/64
(c)
..................... 2,880 2,909,460
Series 2025-NQM5, Class A1, 5.11%,
08/25/65
(a)
..................... 3,745 3,755,680
OAK NO 5 plc, Series 5, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.51%), 4.26%, 07/28/72
(a) (d)
........... GBP 1,160 1,564,417
OBX Trust
(b)(c)
Series 2023-NQM4, Class A1, 6.11%,
03/25/63 ...................... USD 7,197 7,205,743
Series 2023-NQM5, Class A1A, 6.57%,
06/25/63 ...................... 1,877 1,886,264
Series 2023-NQM6, Class A1, 6.52%,
07/25/63 ...................... 3,998 4,016,926
Permanent Master Issuer plc, Series 2024-1X,
Class 1A1, (Sterling Overnight Index Average
at 0.00% Floor + 0.55%), 4.30%, 07/15/73
(a) (d)
GBP 876 1,182,378
Pierpont BTL plc
(a)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/21/61 ................. 100 134,567
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.53%, 03/21/62 ................. 638 861,470
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.78%, 03/21/62 ................. 336 451,133
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.98%), 4.71%, 07/16/60
(a) (d)
........... 422 570,345
Polaris plc
(a)(d)
Series 2022-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.40%),
7.13%, 10/23/59 ................. 538 725,295
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.07%, 02/26/61 ................. 421 569,816
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.42%, 02/26/61 ................. 144 194,504
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
6.42%, 02/26/61 ................. 105 142,682
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.72%, 02/26/61 ................. 100 137,729

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.82%),
4.54%, 02/26/68 ................. GBP 2,060 $ 2,780,564
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.77%, 02/26/68 ................. 487 656,973
Series 2025-2, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.77%, 08/25/68 ................. 206 277,955
PRET Trust, Series 2025-RPL2, Class A1,
4.00%, 08/25/64
(b) (c)
................. USD 766 748,676
PRKCM Trust, Series 2023-AFC1, Class A1,
6.60%, 02/25/58
(b) (c)
................. 2,279 2,275,218
Provident Funding Mortgage Trust, Series 2021-
INV2, Class 1A3, 2.50%, 11/25/51
(a) (b)
..... 2,303 2,050,186
PRPM LLC, Series 2024-RCF1, Class A1,
4.00%, 01/25/54
(b) (c)
................. 917 906,981
PRPM Trust, Series 2025-NQM2, Class A1,
5.69%, 04/25/70
(b) (c)
................. 4,197 4,229,099
Residential Mortgage Loan Trust, Series 2019-3,
Class M1, 3.26%, 09/25/59
(a) (b)
.......... 1,975 1,960,162
RESIMAC Premier, Series 2024-2, Class A2,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.10%), 4.65%,
02/12/56
(a) (d)
...................... AUD 393 263,433
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.00%, 06/12/44
(a) (d)
GBP 193 255,089
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM5, Class A1, 5.07%,
08/25/65
(a) (b)
...................... USD 5,094 5,101,254
Sapphire XXXII Trust, Series 2025-1, Class A1L,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.10%), 4.65%,
06/14/66
(a) (d)
...................... AUD 5,852 3,914,098
Sequoia Mortgage Trust
(a)(b)
Series 2017-CH1, Class A2, 3.50%, 08/25/47 USD 121 112,049
Series 2024-HYB1, Class A1A, 4.51%,
11/25/63 ...................... 3,220 3,228,813
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
.......... 724 724,106
Silverstone Master Issuer plc, Series 2023-1,
Class 2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.50%), 4.25%, 01/21/70
(a) (d)
GBP 635 855,982
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
.. USD 808 773,967
Stratton Mortgage Funding plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.07%, 06/28/50 ................. GBP 315 424,692
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.22%, 06/28/50 ................. 242 325,906
Series 2024-3, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.07%, 06/25/49 ................. 459 618,799
Series 2024-3, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.22%, 06/25/49 ................. 100 134,853
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.15%,
09/25/34
(a)
....................... USD 379 355,901
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Together Asset-Backed Securitisation plc
(a)(d)
Series 2024-1ST1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.95%), 4.68%, 08/15/64 ........... GBP 383 $ 517,768
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.70%), 5.43%, 08/20/55 ........... 156 212,037
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.23%, 08/20/55 ........... 103 139,807
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.50%), 7.23%, 08/20/55 ........... 119 163,112
Series 2025-2ND1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.93%), 4.66%, 09/12/56 ........... 865 1,168,285
Series 2025-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 4.93%, 09/12/56 ........... 500 674,799
Series 2025-CRE1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 4.93%, 01/15/57 ........... 3,421 4,634,529
Towd Point Mortgage Trust
(b)
Series 2015-1, Class A5, 4.57%, 10/25/53
(a)
. USD 1,618 1,613,053
Series 2016-2, Class M1, 3.00%, 08/25/55
(a)
1,313 1,299,801
Series 2017-4, Class A1, 2.75%, 06/25/57
(a)
. 4,184 4,112,537
Series 2017-6, Class A1, 2.75%, 10/25/57
(a)
. 2,689 2,654,392
Series 2018-1, Class A1, 3.00%, 01/25/58
(a)
. 783 777,813
Series 2018-2, Class A1, 3.25%, 03/25/58
(a)
. 1,278 1,267,043
Series 2018-6, Class A1A, 3.75%, 03/25/58
(a)
1,368 1,361,553
Series 2020-4, Class A1, 1.75%, 10/25/60 .. 652 597,590
Series 2022-1, Class A1, 3.75%, 07/25/62
(a)
. 5,823 5,594,369
Tower Bridge Funding plc
(a)(d)
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
6.75%, 01/20/66 ................. GBP 154 207,708
Series 2024-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.75%, 01/20/66 ................. 156 210,456
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
4.94%, 05/20/66 ................. 100 135,129
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/20/66 ................. 100 134,709
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 12/20/66 ................. 100 134,997
Trinity Square plc, Series 2021-1X, Class AR,
(Sterling Overnight Index Average + 0.90%),
4.65%, 07/15/59
(a) (d)
................. 549 740,681
Twin Bridges plc
(a)(d)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 03/12/55 ................. 436 588,304
Series 2021-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
5.83%, 03/12/55 ................. 220 296,595
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
4.88%, 09/12/55 ................. 435 584,722
Series 2021-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 09/12/55 ................. 187 251,021

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.43%, 12/12/55 ................. GBP 365 $ 489,297
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
............. USD 4,322 4,244,366
Verus Securitization Trust
(b)
Series 2023-2, Class A1, 6.19%, 03/25/68
(c)
. 986 985,313
Series 2024-INV1, Class A3, 6.47%,
03/25/69
(c)
..................... 1,593 1,607,440
Series 2025-11, Class B1, 6.41%, 11/25/70
(a)
1,350 1,346,711
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 6.13%, 03/01/27
(a) (b)
........... 1 498
Wells Fargo Mortgage Backed Securities Trust
(a)
(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 .. 617 540,868
Series 2020-RR1, Class A1, 3.00%, 05/25/50 1,103 975,512
Winchester 1 plc
(a)(d)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 5.30%,
10/21/56 ...................... GBP 100 135,391
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 5.75%,
10/21/56 ...................... 100 135,992
328,275,638
Commercial Mortgage-Backed Securities — 8.0%
1345T
(a)(b)
Series 2025-AOA, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.35%,
06/15/42 ...................... USD 2,700 2,708,400
Series 2025-AOA, Class B, (1-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.75%,
06/15/42 ...................... 1,497 1,500,568
ALA Trust
(a)(b)
Series 2025-OANA, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.49%, 06/15/40 ................. 2,991 3,002,211
Series 2025-OANA, Class D, (1-mo. CME
Term SOFR at 3.09% Floor + 3.09%),
6.84%, 06/15/40 ................. 601 603,620
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.02%, 04/15/34
(a) (b)
........... 5,530 5,265,620
ARES Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.25%, 04/15/42
(a) (b)
................. 2,867 2,868,791
BANK
Series 2018-BN14, Class A2, 4.13%, 09/15/60 1,966 1,953,790
Series 2019-BN16, Class A2, 3.93%, 02/15/52 292 290,133
Series 2019-BN18, Class A2, 3.47%, 05/15/62 5,000 4,891,716
BANK5, Series 2024-5YR10, Class A3, 5.30%,
10/15/57 ........................ 8,500 8,759,188
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.55%, 05/15/35
(a) (b)
........... 4,147 4,149,883
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.67%,
03/15/37
(a) (b)
.................... 1,324 1,253,292
Series 2024-5C31, Class A3, 5.61%, 12/15/57 1,205 1,256,146
Series 2025-C35, Class D, 4.50%, 07/15/58
(b)
1,586 1,312,405
Benchmark Mortgage Trust, Series 2025-V18,
Class B, 5.94%, 10/15/58 ............. 2,780 2,857,913
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
11/15/41 ...................... USD 1,030 $ 1,030,643
Series 2024-UNIV, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.59%,
11/15/41 ...................... 760 761,176
Series 2025-5MW, Class D, 6.37%, 10/10/42 2,178 2,217,399
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.25%,
11/15/42 ...................... 1,862 1,867,235
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.50%,
11/15/42 ....................... 2,110 2,120,547
BFLD Mortgage Trust, Series 2024-WRHS, Class
A, (1-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.24%, 07/15/39
(a) (b)
........... 3,068 3,069,318
BFLD Trust
(a)(b)
Series 2025-EWEST, Class B, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.65%, 06/15/42 ................. 2,640 2,639,884
Series 2025-FPM, Class A, 5.01%, 10/10/40 1,756 1,775,922
Series 2025-FPM, Class B, 5.59%, 10/10/40 2,961 2,998,866
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.60%, 08/15/42
(a) (b)
. 2,946 2,957,073
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class D, (1-mo. CME Term SOFR at
2.59% Floor + 2.59%), 6.34%, 03/15/41
(a) (b)
. 514 513,993
BMO Mortgage Trust
Series 2025-5C9, Class AS, 6.16%,
04/15/58
(a)
..................... 1,483 1,554,601
Series 2025-C11, Class ASB, 5.68%, 02/15/58 1,798 1,903,684
BPR Commercial Mortgage Trust, Series 2025-
STAR, Class B, 5.38%, 11/05/42
(a) (b)
...... 2,180 2,187,941
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(b)
................ 2,555 2,638,857
BRCK Trust
(a)(b)
Series 2025-830B, Class E, 7.51%, 12/10/42 1,114 1,112,951
Series 2025-830B, Class F, 8.40%, 12/10/42 500 500,107
BSTN Commercial Mortgage Trust
(a)(b)
Series 2025-1C, Class A, 5.37%, 06/15/44 .. 2,145 2,202,623
Series 2025-HUB, Class A, 4.90%, 04/13/41 1,625 1,631,427
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(b)
................ 375 344,450
BWAY Trust, Series 2025-1535, Class A, 6.31%,
05/05/42
(a) (b)
...................... 2,628 2,718,293
BX Commercial Mortgage Trust
(a)(b)
Series 2022-AHP, Class A, (1-mo. CME Term
SOFR at 0.99% Floor + 0.99%), 4.74%,
01/17/39 ...................... 2,200 2,198,663
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.44%,
08/15/41 ...................... 3,370 3,376,588
Series 2024-AIRC, Class B, (1-mo. CME Term
SOFR at 2.14% Floor + 2.14%), 5.89%,
08/15/41 ...................... 3,422 3,438,746
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.61%, 10/15/41 ................. 2,232 2,243,366
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.04%, 12/15/39 ................. 1,706 1,705,649
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
02/15/39 ...................... 1,926 1,927,645

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.44%,
02/15/39 ...................... USD 1,470 $ 1,471,213
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
02/15/39 ...................... 3,777 3,779,428
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME Term
SOFR at 1.28% Floor + 1.39%), 5.14%,
06/15/36 ...................... 3,450 3,445,810
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.39%, 02/15/41 ..... 6,073 6,059,825
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.19%, 04/15/41 ................. 2,092 2,093,447
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.84%,
03/15/41 ...................... 2,950 2,950,000
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 6.79%,
03/15/41 ...................... 1,190 1,194,831
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
06/15/41 ...................... 3,830 3,828,801
Series 2025-LIFE, Class A, 5.88%, 06/13/47 4,788 4,896,321
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.25%, 06/15/40 ................. 6,809 6,817,015
Cassia SRL
(a)(d)
Series 2022-1X, Class A, (3-mo. EURIBOR at
2.50% Floor + 2.50%), 4.55%, 05/22/34 . EUR 4,352 5,126,442
Series 2022-1X, Class B, (3-mo. EURIBOR at
3.50% Floor + 3.50%), 5.55%, 05/22/34 . 2,110 2,495,360
CD Mortgage Trust, Series 2017-CD5, Class A4,
3.43%, 08/15/50 ................... USD 2,635 2,600,733
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class A4, 3.28%, 05/10/58 ...... 1,509 1,507,054
CHI Commercial Mortgage Trust, Series 2025-
110W, Class D, 6.63%, 12/13/40
(a) (b)
...... 890 893,168
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ...................... 1,484 1,460,652
Series 2016-C1, Class A3, 2.94%, 05/10/49 . 259 257,987
Commercial Mortgage Trust
(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.59%, 06/15/41
(a)
................ 3,810 3,814,710
Series 2025-167G, Class A, 5.50%, 08/10/40 2,477 2,484,300
Series 2025-167G, Class B, 5.93%, 08/10/40 1,085 1,087,924
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.39%, 08/15/41
(a) (b)
................. 2,080 2,076,758
CSMC Trust, Series 2021-BHAR, Class C, (1-mo.
CME Term SOFR at 2.00% Floor + 2.11%),
5.87%, 11/15/38
(a) (b)
................. 2,500 2,471,803
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.80%,
11/15/42 ...................... 5,605 5,604,992
Series 2025-DBC, Class D, (1-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.35%,
11/15/42 ...................... 2,250 2,260,025
DBSG Mortgage Trust, Series 2024-ALTA, Class
A, 5.95%, 06/10/37
(a) (b)
............... 5,145 5,223,984
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DK Trust
(a)(b)
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.33%,
08/15/37 ...................... USD 1,445 $ 1,447,238
Series 2025-LXP, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.58%,
08/15/37 ...................... 1,177 1,179,189
Series 2025-LXP, Class C, (1-mo. CME Term
SOFR at 2.24% Floor + 2.24%), 5.98%,
08/15/37 ...................... 1,261 1,263,736
ELM Trust, Series 2024-ELM, Class D10, 6.63%,
06/10/39
(a) (b)
...................... 2,840 2,845,984
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.84%,
03/15/28 ...................... 3,690 3,703,690
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.54%,
03/15/28 ...................... 3,065 3,080,164
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.38%,
11/25/41 ...................... 2,215 2,217,961
GS Mortgage Securities Trust, Series 2011-GC5,
Class AS, 5.17%, 08/10/44
(a) (b)
.......... 2,088 2,064,750
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.02%, 10/15/36
(a) (b)
........... 5,557 5,487,769
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 2,870 2,975,586
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 4.88%, 11/05/37
(a) (b)
. 699 700,992
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.10%, 03/15/42
(a) (b)
...... 3,512 3,516,387
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 11/15/41
(a) (b)
........... 1,580 1,568,178
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
5.37%, 09/15/29 ................. 720 699,016
Series 2022-OPO, Class D, 3.45%, 01/05/39 1,000 823,045
Series 2024-IGLG, Class A, 5.17%, 11/09/39 2,720 2,747,345
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.44%, 03/15/40 ................. 678 678,631
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 6,104 6,023,067
Lagarino European Loan Conduit No. 40 DAC
(a)(d)
Series 40X, Class A, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.50%, 06/22/37 . EUR 2,017 2,379,183
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.15%, 06/22/37 . 659 774,328
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 4.65%, 06/22/37 . 418 491,794
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.55%, 06/22/37 . 1,189 1,396,799
Last Mile Logistics Pan Euro Finance DAC
(a)(d)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 3.46%, 08/17/33 . 1,331 1,563,810
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 3.96%, 08/17/33 . 1,031 1,210,729
Last Mile Securities PE DAC
(a)(d)
Series 2021-1X, Class B, (3-mo. EURIBOR at
1.20% Floor + 1.20%), 3.26%, 08/17/31 . 939 1,103,077

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-1X, Class C, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 3.66%, 08/17/31 . EUR 1,061 $ 1,246,143
LBA Trust, Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.19%, 10/15/41
(a) (b)
................. USD 2,612 2,613,576
LQR Trust, Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor + 3.95%),
7.68%, 01/15/43
(a) (b)
................. 2,394 2,393,987
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.44%, 08/15/40
(a) (b)
................. 2,329 2,352,577
Manhattan West Mortgage Trust, Series 2020-
1MW, Class A, 2.13%, 09/10/39
(b)
........ 1,945 1,871,365
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.54%,
12/15/41
(a)
..................... 407 407,743
Series 2024-TWA, Class E, 8.73%, 06/12/39 2,038 2,065,998
MIC Trust (The)
(a)(b)
Series 2023-MIC, Class A, 8.44%, 12/05/38 . 4,480 4,846,711
Series 2023-MIC, Class B, 9.53%, 12/05/38 . 1,436 1,560,565
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.90%), 4.65%,
08/15/33
(a) (b)
.................... 1,799 1,463,367
Series 2019-H7, Class A4, 3.26%, 07/15/52 . 470 452,788
Series 2021-L5, Class A2, 1.52%, 05/15/54 . 3,031 2,982,729
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 1,473 1,453,650
NCMF Trust
(a)(b)
Series 2025-MFS, Class A, 4.88%, 06/10/33 4,305 4,320,501
Series 2025-MFS, Class B, 5.51%, 06/10/33 2,622 2,648,289
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.14%, 10/15/40
(a) (b)
. 1,400 1,401,312
NY Commercial Mortgage Trust
(a)(b)
Series 2025-299P, Class A, 5.66%, 02/10/47 1,815 1,907,578
Series 2025-299P, Class C, 6.17%, 02/10/47 1,300 1,339,466
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.49%,
10/15/40 ...................... 2,460 2,467,652
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.96%,
02/15/42 ...................... 1,562 1,549,338
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.06%), 4.82%,
01/15/36 ...................... 2,880 2,824,910
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.12%, 01/15/36 ................. 1,117 1,070,501
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
........ 1,257 1,287,605
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term SOFR at
0.88% Floor + 0.99%), 4.75%, 07/15/38
(a) (b)
. 3,047 2,872,492
PRM5 Trust, Series 2025-PRM5, Class A, 4.47%,
03/10/33
(a) (b)
...................... 1,402 1,401,477
Sage AR Funding, Series 2025-1X, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.74%, 05/17/37
(a) (d)
...... GBP 1,133 1,527,697
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.19%, 04/15/42
(a) (b)
................. USD 4,256 4,282,435
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class A3, 2.78%, 10/10/48 . USD 5,067 $ 5,053,293
Taurus UK DAC
(a)(d)
Series 2025-UK2X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.24%, 02/18/35 ........... GBP 1,880 2,536,009
Series 2025-UK4, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
4.99%, 08/18/35 ................. 803 1,079,723
TEXAS Commercial Mortgage Trust, Series
2025-TWR, Class B, (1-mo. CME Term SOFR
at 1.59% Floor + 1.59%), 5.34%, 04/15/42
(a) (b)
USD 2,961 2,953,621
Think Tank Commercial Trust, Series 2025-3,
Class A1, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.10%),
4.65%, 12/10/57
(a) (d)
................. AUD 2,891 1,932,211
Thunder Logistics DAC
(a)(d)
Series 2024-1X, Class A, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.56%, 11/17/36 . EUR 299 351,306
Series 2024-1X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.05%), 4.11%, 11/17/36 .. 91 106,730
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ......... USD 283 266,904
UK Logistics DAC
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.39%, 05/17/34 ................. GBP 130 175,222
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.09%, 02/17/35 ................. 471 630,997
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.74%, 05/17/35 ................. 708 954,839
Series 2025-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.33%),
5.07%, 08/17/35 ................. 4,037 5,443,796
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.39%, 08/17/35 ................. 749 1,009,999
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.69%, 08/17/35 ................. 311 419,369
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.22%, 07/10/36
(a)
USD 3,260 3,226,598
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 2,222 2,252,063
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 ... 72 71,278
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
.. 1,414 1,381,829
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
.. 3,191 3,195,560
Series 2024-2, Class A, 6.58%, 04/25/54
(a)
.. 1,536 1,556,158
Series 2025-3, Class A, 5.87%, 06/25/55
(a)
.. 4,565 4,606,442
VRTX Trust, Series 2025-HQ, Class B, 5.49%,
08/05/42
(a) (b)
...................... 3,109 3,142,223
Wells Fargo Commercial Mortgage Trust, Series
2025-VTT, Class A, 5.10%, 03/15/38
(a) (b)
... 2,897 2,910,383
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(a) (b)
................. 2,862 2,906,299
WHARF Commercial Mortgage Trust, Series
2025-DC, Class D, 6.61%, 07/15/40
(a) (b)
.... 2,130 2,203,399
331,135,057

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations — 0.0%
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (e) (k)
........ USD 5 $ —
Total Non-Agency Mortgage-Backed Securities — 15 .9%
(Cost: $ 653,043,957 ) .............................. 659,410,695
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.5%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 ................... 450 400,055
1.68% , 09/17/35 ................... 30,000 23,681,271
2.25% , 08/15/29 ................... 23,500 22,374,432
2.78% , 12/01/36 ................... 3,525 2,954,576
Federal Home Loan Bank Bonds
2.18% , 11/06/29 ................... 9,700 9,160,442
2.50% , 11/05/36 ................... 3,525 2,877,592
Federal National Mortgage Association ,
1.63% , 08/24/35 ................... 1,000 780,093
62,228,461
Collateralized Mortgage Obligations — 9.9%
Federal Home Loan Mortgage Corp.
Series 3959 , Class MA , 4.50% , 11/15/41 ... 345 348,614
Series 4569 , Class JA , 3.00% , 03/15/42 ... 1,174 1,166,527
Series 4752 , Class PL , 3.00% , 09/15/46 ... 3,531 3,421,743
Series 5000 , Class MA , 2.00% , 06/25/44 ... 2,398 2,264,200
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(a)
.................. 7,432 7,295,948
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 5478 , Class FH , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.32% , 04/25/54 ........... 7,517 7,581,004
Series 5480 , Class FA , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.32% , 03/25/54 ........... 7,426 7,488,772
Series 5547 , Class FH , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 06/25/55 ........... 50,895 51,364,021
Series 5548 , Class FA , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.32% , 06/25/55 ........... 68,581 69,268,795
Federal National Mortgage Association
(c)
Series 2011-48 , Class MG , 4.00% , 06/25/26 11 11,036
Series 2011-84 , Class MG , 4.00% , 09/25/26 39 39,220
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2024-91 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.07% , 12/25/54 ........... 10,936 10,972,841
Series 2024-94 , Class FB , (SOFR 30 day
Average at 1.42% Floor and 6.50% Cap +
1.42%), 5.29% , 12/25/54 ........... 2,475 2,495,756
Series 2025-40 , Class GF , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.32% , 06/25/55 ........... 79,148 79,932,999
Series 2025-41 , Class FD , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.37% , 06/25/55 ........... 48,497 48,964,260
Series 2025-44 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 06/25/55 ........... 109,637 110,632,687
Government National Mortgage Association
Series 2017-136 , Class GB , 3.00% , 03/20/47 2,644 2,546,304
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2020-127 , Class LP , 1.50% , 06/20/50 USD 3,075 $ 2,504,917
408,299,644
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ........ 1,423 1,410,677
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2023-M1 , Class
1A , 3.43% , 04/25/32
(a)
............... 981 957,634
2,368,311
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.01% , 10/25/30 ................... 11,606 452,184
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.65% , 02/16/53 ................... 7,916 117,963
570,147
Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 ................... 100 97,654
4.00% , 11/01/36 ................... 187 184,862
Federal Home Loan Mortgage Corp. Variable
Rate Notes , (RFUCCT1Y at 1.63% Floor and
7.88% Cap + 1.63%), 6.13% , 10/01/45
(a)
... 246 253,959
Federal National Mortgage Association ,
5.81% , 06/01/31 ................... 15,778 16,391,490
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 1.59% Floor and 7.97% Cap +
1.59%), 6.09% , 11/01/45 ............ 35 35,809
(RFUCCT1Y at 1.59% Floor and 8.10% Cap +
1.59%), 6.27% , 09/01/45 ........... 927 964,287
(RFUCCT1Y at 1.59% Floor and 7.81% Cap +
1.59%), 6.55% , 06/01/45 ........... 537 563,810
(RFUCCT1Y at 1.73% Floor and 8.90% Cap +
1.73%), 6.66% , 09/01/42 ........... 546 568,848
Uniform Mortgage-Backed Securities
2.50% , 07/01/31 - 04/01/32 ............ 2,008 1,946,725
3.00% , 12/01/26 - 02/01/34 ............ 11,435 11,168,096
3.50% , 04/01/34 ................... 1,335 1,316,184
4.00% , 04/01/26 - 03/01/38 ............ 4,493 4,454,260
37,945,984
Total U.S. Government Sponsored Agency Securities — 12 .3%
(Cost: $ 507,279,399 ) .............................. 511,412,547
U.S. Treasury Obligations
U.S. Treasury Notes
1.13% , 10/31/26 ................... 13,500 13,228,421
4.13% , 10/31/26 ................... 43,500 43,685,829
4.63% , 11/15/26 ................... 72,500 73,147,811
3.88% , 07/15/28 ................... 38,880 39,208,050
3.50% , 10/15/28 ................... 58,745 58,685,337
Total U.S. Treasury Obligations — 5 .5%
(Cost: $ 227,745,960 ) .............................. 227,955,448
Total Long-Term Investments — 95.0%
(Cost: $ 3,894,376,589 ) ............................ 3,933,443,792

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(k) (l)
.................... 127,410,368 $ 127,410,368
Total Short-Term Securities — 3 .1%
(Cost: $ 127,410,368 ) .............................. 127,410,368
Total Investments — 98 .1%
(Cost: $ 4,021,786,957 ) ............................ 4,060,854,160
Other Assets Less Liabilities — 1.9% .................... 79,999,565
Net Assets — 100.0% ...............................
$ 4,140,853,725
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Rounds to less than 1,000.
(g)
Zero-coupon bond.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Par/Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 12,456,843 $ 114,953,525
(a)
$ — $ — $ — $ 127,410,368 127,410,368 $ 723,615 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — — — — — — 4,564 — —
$ — $ — $ 127,410,368 $ 723,615 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Schatz ............................................................. 724 03/06/26 $ 90,862 $ (83,964)
U.S. Treasury 2-Year Note .................................................... 9,602 03/31/26 2,004,793 1,805,087
30-day Federal Funds ....................................................... 483 07/31/26 194,634 111,214
30-day Federal Funds ....................................................... 483 08/31/26 194,775 136,838
3-mo. SOFR ............................................................. 791 12/15/26 191,511 204,425
2,173,600
Short Contracts
U.S. Treasury 10-Year Note ................................................... 891 03/20/26 100,182 330,161
U.S. Treasury 10-Year Ultra Note ............................................... 762 03/20/26 87,642 196,407
U.S. Treasury Long Bond ..................................................... 343 03/20/26 39,649 268,042
U.S. Treasury Ultra Bond ..................................................... 15 03/20/26 1,770 20,006
U.S. Treasury 5-Year Note .................................................... 2,940 03/31/26 321,356 (39,696)
774,920
$ 2,948,520
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 64,658,943 EUR 54,728,000 BNP Paribas SA 03/18/26 $ 125,109
USD 108,216 EUR 91,461 JPMorgan Chase Bank NA 03/18/26 368
USD 2,787,787 EUR 2,360,000 Morgan Stanley & Co. International plc 03/18/26 4,936
130,413
USD 19,384,783 AUD 29,138,000 Citibank NA 03/18/26 (62,058)
USD 220,838 GBP 165,000 HSBC Bank plc 03/18/26 (1,533)
USD 90,719,633 GBP 67,770,000 Morgan Stanley & Co. International plc 03/18/26 (614,132)
(677,723)
$ (547,310)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 16,025 $ 1,243,402 $ 1,174,240 $ 69,162
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 515,439,385 $ 6,380,626 $ 521,820,011
Corporate Bonds ........................................ — 1,990,103,539 — 1,990,103,539
Foreign Agency Obligations ................................. — 19,304,408 — 19,304,408
Municipal Bonds ......................................... — 3,437,144 — 3,437,144
Non-Agency Mortgage-Backed Securities ........................ — 659,410,695 — 659,410,695
U.S. Government Sponsored Agency Securities .................... — 511,412,547 — 511,412,547
U.S. Treasury Obligations ................................... — 227,955,448 — 227,955,448
Short-Term Securities
Money Market Funds ...................................... 127,410,368 — — 127,410,368
$ 127,410,368 $ 3,927,063,166 $ 6,380,626 $ 4,060,854,160
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 69,162 $ — $ 69,162
Foreign currency exchange contracts ............................ — 130,413 — 130,413
Interest rate contracts ....................................... 3,072,180 — — 3,072,180
Liabilities
Foreign currency exchange contracts ............................ — (677,723) — (677,723)
Interest rate contracts ....................................... (123,660) — — (123,660)
$ 2,948,520 $ (478,148) $ — $ 2,470,372
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate